         AS FILED WITH THE SECURITIES AND EXCHANGE ON SEPTEMBER 28, 2005

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08261

                              MEMBERS MUTUAL FUNDS
               (Exact name of registrant as specified in charter)

                             5910 Mineral Point Road
                                Madison, WI 53705
                     (Name and address of agent for service)

        Registrant's telephone number including area code: (608) 238-5851

Date of fiscal year end: October 31

Date of reporting period: July 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

MEMBERS MUTUAL FUNDS
QUARTERLY PORTFOLIO HOLDINGS REPORT
July 31, 2005

CASH RESERVES FUND

BOND FUND

HIGH INCOME FUND

BALANCED FUND

GROWTH AND INCOME FUND

CAPITAL APPRECIATION FUND

MID-CAP FUND

MULTI-CAP GROWTH FUND

INTERNATIONAL STOCK FUND

                                                (MEMBERS MUTUAL FUNDS (TM) LOGO)

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
PORTFOLIOS OF INVESTMENTS
   Cash Reserves Fund ...................................................     2
   Bond Fund ............................................................     3
   High Income Fund .....................................................     7
   Balanced Fund ........................................................    14
   Growth and Income Fund ...............................................    18
   Capital Appreciation Fund ............................................    20
   Mid-Cap Fund .........................................................    22
   Multi-Cap Growth Fund ................................................    24
   International Stock Fund .............................................    26

NOTES TO PORTFOLIOS OF INVESTMENTS ......................................    30

OTHER INFORMATION .......................................................    33

(MEMBERS MUTUAL FUNDS (TM) LOGO)

                                         QUARTERLY HOLDINGS REPORT JULY 31, 2005

2           CASH RESERVES FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)


                                                                        Value
Par Value                                                              (Note 1)
---------                                                            -----------
COMMERCIAL PAPER (A) - 62.96%
         CHEMICALS - 3.82%
$700,000 E.I. du Pont de Nemours & Co.
         3.240%, due 08/17/05 ....................................   $   698,992
                                                                     -----------
         CONSUMER STAPLES - 14.32%
 625,000 Coca-Cola Co.
         3.300%, due 08/24/05 ....................................       623,682
 700,000 Nestle Capital Corp.
         3.230%, due 08/02/05 ....................................       699,937
 700,000 PepsiCo, Inc.
         3.230%, due 08/09/05 ....................................       699,498
 600,000 Proctor & Gamble
         3.330%, due 09/15/05 ....................................       597,503
                                                                     -----------
                                                                       2,620,620
                                                                     -----------
         FINANCE - 33.93%
 715,000 American Express Credit Corp.
         3.270%, due 08/11/05 ....................................       714,351
 700,000 American General Finance Corp.
         3.250%, due 08/11/05 ....................................       699,368
 655,000 Caterpillar Financial Services
         3.240%, due 08/03/05 ....................................       654,882
 700,000 CIT Group, Inc.
         3.470%, due 09/28/05 ....................................       696,087
 700,000 Citigroup Funding, Inc.
         3.250%, due 08/10/05 ....................................       699,431
 150,000 General Electric Capital Corp.
         3.240%, due 08/16/05 ....................................       149,798
 205,000 General Electric Capital Corp.
         3.300%, due 08/16/05 ....................................       204,718
 360,000 General Electric Capital Corp.
         3.310%, due 08/16/05 ....................................       359,503
 600,000 Morgan Stanley Dean Witter Co.
         3.280%, due 08/03/05 ....................................       599,891
 700,000 Toyota Motor Credit Co.
         3.250%, due 08/10/05 ....................................       699,431
 735,000 UBS Finance Delaware LLC
         3.290%, due 08/23/05 ....................................       733,522
                                                                     -----------
                                                                       6,210,982
                                                                     -----------
         FOREIGN - 3.82%
 700,000 Government of Quebec
         3.300%, due 08/18/05 ....................................       698,909
                                                                     -----------
         HEALTH CARE - 3.25%
 595,000 Medtronic, Inc.
         3.220%, due 08/05/05 ....................................       594,787
                                                                     -----------
         RETAIL - 3.82%
 700,000 Wal-Mart Stores, Inc.
         3.240%, due 08/03/05 ....................................       699,874
                                                                     -----------
         TOTAL COMMERCIAL PAPER ..................................    11,524,164
                                                                     -----------
         (Cost $11,524,164)

CORPORATE NOTES AND BONDS - 20.50%
         FINANCE - 17.76%
$800,000 Bank of America NA/Charlotte NC
         3.300%, due 08/08/05 (G) ................................   $   800,000
 700,000 Goldman Sachs Group, Inc., Series B
         3.380%, due 08/01/05 (G) ................................       700,474
 500,000 HSBC Finance Corp.
         3.375%, due 02/21/06 ....................................       499,184
 500,000 Merrill Lynch & Co., Inc., Series B
         3.889%, due 10/18/05 (G) ................................       501,089
 750,000 Wells Fargo Financial, Inc.
         3.490%, due 09/12/05 (G) ................................       750,114
                                                                     -----------
                                                                       3,250,861
                                                                     -----------
         HEALTH CARE - 2.74%
 500,000 Merck & Co., Inc.
         4.726%, due 02/22/06 (C)(G) .............................       502,030
                                                                     -----------
         TOTAL CORPORATE NOTES AND BONDS .........................     3,752,891
                                                                     -----------
         (Cost $3,752,891)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 12.92%
         FEDERAL FARM CREDIT BANK (G) - 3.82%
 700,000 3.230%, due 08/01/05 ....................................       699,884
                                                                     -----------
         FEDERAL HOME LOAN BANK (A) - 3.27%
 600,000 3.400%, due 09/14/05 ....................................       597,507
                                                                     -----------
         FEDERAL HOME LOAN MORTGAGE CORP. - 5.83%
 419,000 3.188%, due 08/09/05 (A) ................................       418,703
 650,000 2.070%, due 10/28/05 ....................................       648,017
                                                                     -----------
                                                                       1,066,720
                                                                     -----------
         TOTAL U.S. GOVERNMENT AND
         AGENCY OBLIGATIONS ......................................     2,364,111
                                                                     -----------
         (Cost $2,364,111)

Shares

INVESTMENT COMPANIES - 3.19%
 105,880 J.P. Morgan Prime Money Market Fund .....................       105,880
 477,627 SSgA Prime Money Market Fund ............................       477,627
                                                                     -----------
         TOTAL INVESTMENT COMPANIES ..............................       583,507
                                                                     -----------
         (Cost $583,507)

TOTAL INVESTMENTS - 99.57% .......................................    18,224,673
                                                                     -----------
(Cost $18,224,673**)
NET OTHER ASSETS AND LIABILITIES - 0.43% .........................        78,103
                                                                     -----------
TOTAL NET ASSETS - 100.00% .......................................   $18,302,776
                                                                     ===========

----------
**   Aggregate cost for Federal tax purposes.

(A)  Rate noted represents annualized yield at time of purchase.

(C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(G)  Floating rate note. Date shown is next reset date.

              See accompanying Notes to Portfolios of Investments.

(MEMBERS MUTUAL FUNDS (TM) LOGO)

                                         QUARTERLY HOLDINGS REPORT JULY 31, 2005

                BOND FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)              3


                                                                         Value
Par Value                                                              (Note 1)
---------                                                             ----------
ASSET BACKED - 7.03%
$   78,178 ABSC Long Beach Home Equity Loan Trust,
           Series 2000-LB1, Class AF5 (M)
           8.050%, due 09/21/30 ...................................   $   78,261
   300,000 Ameriquest Mortgage Securities, Inc.,
           Series 2004-FR1, Class M2 (M)
           5.207%, due 05/25/34 ...................................      298,230
   860,000 Citibank Credit Card Issuance Trust,
           Series 2004-A1, Class A1
           2.550%, due 01/20/09 ...................................      838,594
 1,000,000 Countrywide Asset-Backed Certificates,
           Series 2003-S1, Class A4 (M)
           5.009%, due 12/25/32 ...................................    1,002,553
   560,000 GMAC Mortgage Corp. Loan Trust,
           Series 2004-HE2, Class M1 (M)
           3.950%, due 10/25/33 ...................................      544,723
   517,241 Green Tree Financial Corp.,
           Series 1998-2, Class A6
           6.810%, due 12/01/27 ...................................      533,426
   700,000 Green Tree Home Equity Loan Trust,
           Series 1999-A, Class B1
           8.970%, due 11/15/27 ...................................      739,675
 1,500,000 New Century Home Equity Loan Trust,
           Series 2003-5, Class AI5
           5.500%, due 11/25/33 ...................................    1,523,411
   325,000 Park Place Securities, Inc.,
           Series 2005-WHQ2, Class M11 (G)(L)(M)
           5.960%, due 05/25/35 ...................................      268,125
 1,621,000 Residential Asset Mortgage Products, Inc.,
           Series 2003-RS9, Class AI5
           4.990%, due 03/25/31 ...................................    1,623,909
   440,000 Wells Fargo Home Equity Trust,
           Series 2004-2, Class M8A (C)(G)(M)
           6.460%, due 03/25/33 ...................................      439,994
                                                                      ----------
           TOTAL ASSET BACKED .....................................    7,890,901
                                                                      ----------
           (Cost $7,848,691)

COMMERCIAL MORTGAGE BACKED - 6.68%
   989,071 Bear Stearns Commercial Mortgage Securities,
           Series 2001-TOP4, Class A1
           5.060%, due 11/15/16 ...................................      998,200
   525,000 Bear Stearns Commercial Mortgage Securities,
           Series 2004-T16, Class A2
           3.700%, due 02/13/46 ...................................      512,893
   525,000 Bear Stearns Commercial Mortgage Securities,
           Series 2004-T16, Class A6 (G)
           4.750%, due 02/13/46 ...................................      518,822
 1,200,000 Greenwich Capital Commercial Funding Corp.,
           Series 2004-GG1, Class A7 (G)
           5.317%, due 06/10/36 ...................................    1,232,781
   800,000 LB-UBS Commercial Mortgage Trust,
           Series 2004-C8, Class A6 (G)
           4.799%, due 12/15/29 ...................................      795,165
   579,432 Morgan Stanley Capital I,
           Series 1999-CAM1, Class A3
           6.920%, due 03/15/32 ...................................      597,732
 1,150,000 Morgan Stanley Capital I,
           Series 2004-HQ4, Class A7
           4.970%, due 04/14/40 ...................................    1,153,188
$  500,000 Morgan Stanley Capital I,
           Series 2004-T13, Class A3
           4.390%, due 09/13/45 ...................................   $  487,931
   330,000 Multi Security Asset Trust,
           Series 2005-RR4, Class J (C)
           5.880%, due 11/28/35 ...................................      289,846
   929,004 Wachovia Bank Commercial Mortgage Trust,
           Series 2003-C6, Class A1
           3.364%, due 08/15/35 ...................................      907,335
                                                                      ----------
           TOTAL COMMERCIAL MORTGAGE BACKED .......................    7,493,893
                                                                      ----------
           (Cost $7,547,594)

CORPORATE NOTES AND BONDS - 27.82%
           CAPITAL GOODS - 0.87%
 1,000,000 Caterpillar Financial Services Corp., Series F
           2.500%, due 10/03/06 ...................................      979,021
                                                                      ----------
           CONSUMER DISCRETIONARY - 2.93%
   750,000 American Association of Retired Persons (C)
           7.500%, due 05/01/31 ...................................      940,859
   700,000 Carnival Corp. (D)
           3.750%, due 11/15/07 ...................................      688,036
 1,000,000 Cendant Corp.
           6.250%, due 01/15/08 ...................................    1,035,195
   575,000 Erac USA Finance Co. (C)
           6.700%, due 06/01/34 ...................................      624,365
                                                                      ----------
                                                                       3,288,455
                                                                      ----------
           CONSUMER STAPLES - 0.66%
   750,000 Coca-Cola Enterprises, Inc.
           4.375%, due 09/15/09 ...................................      745,368
                                                                      ----------
           ENERGY - 2.46%
   240,000 Amerada Hess Corp.
           7.875%, due 10/01/29 ...................................      298,785
   500,000 Burlington Resources Finance Co.
           5.700%, due 03/01/07 ...................................      508,903
   500,000 Occidental Petroleum Corp.
           5.875%, due 01/15/07 ...................................      509,606
   400,000 Pemex Project Funding Master Trust
           7.375%, due 12/15/14 ...................................      442,000
   450,000 Texaco Capital, Inc.
           5.700%, due 12/01/08 ...................................      451,683
   450,000 Valero Energy Corp.
           7.500%, due 04/15/32 ...................................      549,642
                                                                      ----------
                                                                       2,760,619
                                                                      ----------
           FINANCE - 6.10%
   500,000 AIG SunAmerica Global Financing XII (C)
           5.300%, due 05/30/07 ...................................      506,667
   500,000 American General Finance Corp., Series H
           4.625%, due 09/01/10 ...................................      492,781
   500,000 Bear Stearns Cos., Inc.
           7.800%, due 08/15/07 ...................................      531,789
   500,000 CIT Group, Inc.
           7.375%, due 04/02/07 ...................................      523,154
   500,000 GE Global Insurance Holding Corp.
           7.000%, due 02/15/26 ...................................      520,774

              See accompanying Notes to Portfolios of Investments.

                                                (MEMBERS MUTUAL FUNDS (TM) LOGO)

QUARTERLY HOLDINGS REPORT JULY 31, 2005

4         BOND FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)


                                                                        Value
Par Value                                                              (Note 1)
---------                                                            -----------
CORPORATE NOTES AND BONDS (CONTINUED)
           FINANCE (CONTINUED)
$  330,000 GE Global Insurance Holding Corp.
            7.750%, due 06/15/30 .................................   $   375,296
   750,000 Goldman Sachs Group, Inc.
           5.700%, due 09/01/12 ..................................       782,669
   750,000 HSBC Finance Corp.
           6.500%, due 11/15/08 ..................................       792,149
   500,000 Merrill Lynch & Co., Inc.
           7.375%, due 05/15/06 ..................................       511,883
   500,000 U.S. Bank N.A.
           6.300%, due 02/04/14 ..................................       551,344
   750,000 Wachovia Corp.
           4.950%, due 11/01/06 ..................................       754,243
   500,000 Washington Mutual Financial Corp.
           6.250%, due 05/15/06 ..................................       507,929
                                                                     -----------
                                                                       6,850,678
                                                                     -----------
           HEALTH CARE - 1.09%
   500,000 Eli Lilly & Co.
           6.570%, due 01/01/16 ..................................       567,014
   345,000 Merck & Co., Inc.
           6.400%, due 03/01/28 ..................................       390,285
   230,000 Wyeth
           6.500%, due 02/01/34 ..................................       263,636
                                                                     -----------
                                                                       1,220,935
                                                                     -----------
           INDUSTRIALS - 5.51%
   240,000 Boeing Co.
           8.625%, due 11/15/31 ..................................       346,199
   215,000 D.R. Horton, Inc.
           5.250%, due 02/15/15 ..................................       208,200
   500,000 DaimlerChrysler N.A. Holding Corp.
           4.750%, due 01/15/08 ..................................       499,065
 1,000,000 Dow Chemical Co.
           5.750%, due 12/15/08 ..................................     1,035,471
   500,000 Ford Motor Credit Co.
           7.600%, due 08/01/05 ..................................       500,000
   800,000 General Electric Co.
           5.000%, due 02/01/13 ..................................       809,493
   250,000 General Motors Acceptance Corp.
           6.125%, due 08/28/07 ..................................       249,564
   275,000 General Motors Acceptance Corp.
           7.250%, due 03/02/11 ..................................       267,862
   325,000 Genetech, Inc. (C)
           5.250%, due 07/15/35 ..................................       321,125
   200,000 International Paper Co.
           7.875%, due 08/01/06 ..................................       205,221
   215,000 Pulte Homes, Inc. (O)
           5.200%, due 02/15/15 ..................................       209,513
   192,000 Raytheon Co.
           4.500%, due 11/15/07 ..................................       191,026
   235,000 Waste Management, Inc.
           7.125%, due 12/15/17 ..................................       267,100
   500,000 Weyerhaeuser Co.
           6.875%, due 12/15/33 ..................................       551,646
   525,000 WM. Wrigley Jr. Co.
           4.300%, due 07/15/10 ..................................       520,145
                                                                     -----------
                                                                       6,181,630
                                                                     -----------
           PIPELINE - 0.36%
$  345,000 Kinder Morgan, Inc.
           7.250%, due 03/01/28 ..................................   $   404,888
                                                                     -----------
           REITS - 0.25%
   270,000 Simon Property Group, L.P.
           5.625%, due 08/15/14 ..................................       276,538
                                                                     -----------
           TELECOMMUNICATIONS - 1.65%
   500,000 Bellsouth Capital Funding
           7.875%, due 02/15/30 ..................................       634,558
   250,000 Sprint Capital Corp.
           7.125%, due 01/30/06 ..................................       253,227
   200,000 Telephone & Data Systems, Inc.
           7.000%, due 08/01/06 ..................................       203,760
   250,000 Verizon Wireless Capital LLC
           5.375%, due 12/15/06 ..................................       253,450
   500,000 Vodafone Group PLC (D)
           5.000%, due 12/16/13 ..................................       505,972
                                                                     -----------
                                                                       1,850,967
                                                                     -----------
           TRANSPORTATION - 1.74%
   750,000 Burlington Northern Santa Fe Corp.
           6.375%, due 12/15/05 ..................................       756,055
   285,000 Burlington Northern Santa Fe Corp.
           8.125%, due 04/15/20 ..................................       365,441
   359,000 Norfolk Southern Corp.
           5.590%, due 05/17/25 ..................................       363,436
   390,000 Norfolk Southern Corp.
           7.050%, due 05/01/37 ..................................       473,847
                                                                     -----------
                                                                       1,958,779
                                                                     -----------
           UTILITIES - 4.20%
   550,000 Constellation Energy Group, Inc.
           4.550%, due 06/15/15 ..................................       521,263
   750,000 DTE Energy Co.
           6.450%, due 06/01/06 ..................................       762,367
   500,000 Energy East Corp.
           8.050%, due 11/15/10 ..................................       571,828
   750,000 Niagara Mohawk Power Corp.
           7.750%, due 05/15/06 ..................................       770,400
   285,000 Pacific Gas and Electric Co.
           6.050%, due 03/01/34 ..................................       305,546
   250,000 Progress Energy, Inc.
           7.750%, due 03/01/31 ..................................       308,578
   600,000 Virginia Electric and Power Co., Series A
           5.750%, due 03/31/06 ..................................       605,665
   750,000 Wisconsin Electric Power
           6.500%, due 06/01/28 ..................................       865,668
                                                                     -----------
                                                                       4,711,315
                                                                     -----------
           TOTAL CORPORATE NOTES AND BONDS .......................    31,229,193
                                                                     -----------
           (Cost $30,330,360)

              See accompanying Notes to Portfolios of Investments.

(MEMBERS MUTUAL FUNDS (TM) LOGO)

                                         QUARTERLY HOLDINGS REPORT JULY 31, 2005

         BOND FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)         5


                                                                        Value
Par Value                                                              (Note 1)
---------                                                            -----------
MORTGAGE BACKED - 29.65%
           FEDERAL HOME LOAN MORTGAGE CORP. - 6.13%
$  984,617 5.000%, due 05/01/18 Pool # E96322 ....................   $   988,129
    11,476 8.000%, due 06/01/30 Pool # C01005 ....................        12,315
   108,565 7.000%, due 03/01/31 Pool # C48133 ....................       114,001
   201,945 6.500%, due 01/01/32 Pool # C62333 ....................       209,189
   512,957 6.000%, due 09/01/32 Pool # C70558 ....................       524,157
 2,836,073 5.000%, due 07/01/33 Pool # A11325 ....................     2,797,926
   582,243 6.000%, due 09/01/34 Pool # A26682 ....................       594,834
   357,838 6.000%, due 10/01/34 Pool # A28439 ....................       365,576
   390,290 6.000%, due 10/01/34 Pool # A28598 ....................       398,731
   357,053 6.000%, due 11/01/34 Pool # A28556 ....................       364,775
   248,543 5.000%, due 04/01/35 Pool # A32315 ....................       244,734
   264,059 5.000%, due 04/01/35 Pool # A32316 ....................       260,013
                                                                     -----------
                                                                       6,874,380
                                                                     -----------
           FEDERAL NATIONAL MORTGAGE ASSOCIATION - 18.92%
 1,530,186 4.000%, due 04/01/15 Pool # 255719 ....................     1,500,386
    79,901 6.000%, due 05/01/16 Pool # 582558 ....................        82,567
   990,178 5.500%, due 02/01/18 Pool # 673194 ....................     1,010,539
 1,252,043 4.500%, due 09/01/18 Pool # 737144 ....................     1,233,231
   140,175 6.000%, due 05/01/21 Pool # 253847 ....................       144,125
   902,717 5.500%, due 12/01/22 Pool # 254587 ....................       914,354
    53,664 7.000%, due 12/01/29 Pool # 762813 ....................        56,735
   140,006 7.000%, due 11/01/31 Pool # 607515 ....................       147,377
   195,539 6.000%, due 02/01/32 Pool # 611619 ....................       200,006
   684,951 6.500%, due 03/01/32 Pool # 631377 ....................       709,315
    19,828 7.000%, due 04/01/32 Pool # 641518 ....................        20,865
    62,378 7.000%, due 05/01/32 Pool # 644591 ....................        65,662
 1,622,367 6.500%, due 06/01/32 Pool # 545691 ....................     1,680,075
    11,948 7.000%, due 08/01/32 Pool # 641302 ....................        12,573
   520,381 6.000%, due 12/01/32 Pool # 676552 ....................       532,268
 2,482,802 5.500%, due 04/01/33 Pool # 690206 ....................     2,497,212
   527,826 6.000%, due 08/01/33 Pool # 729418 ....................       539,349
   881,440 6.000%, due 08/01/33 Pool # 729423 ....................       900,682
 1,223,803 5.000%, due 10/01/33 Pool # 254903 ....................     1,207,795
 2,050,218 5.500%, due 11/01/33 Pool # 555880 ....................     2,062,117
   184,010 5.000%, due 05/01/34 Pool # 775604 ....................       181,389
   455,328 5.000%, due 05/01/34 Pool # 780890 ....................       448,844
   288,607 5.000%, due 06/01/34 Pool # 255230 ....................       284,497
 2,535,868 5.500%, due 06/01/34 Pool # 780384 ....................     2,549,878
    57,519 7.000%, due 07/01/34 Pool # 792636 ....................        60,529
   490,110 5.500%, due 08/01/34 Pool # 793647 ....................       492,818
 1,695,627 5.500%, due 03/01/35 Pool # 815976 ....................     1,704,938
                                                                     -----------
                                                                      21,240,126
                                                                     -----------
           GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 4.60%
    29,337 8.000%, due 10/20/15 Pool # 002995 ....................        31,341
 1,100,000 5.008%, due 12/16/25 Series 2004-43, Class C (G) ......     1,107,122
 1,362,079 6.500%, due 09/20/28 Series 1998-21,Class ZB ..........     1,410,684
    94,784 6.500%, due 02/20/29 Pool # 002714 ....................        98,700
    72,008 6.500%, due 04/20/31 Pool # 003068 ....................        74,948
 2,400,000 6.000%, due 07/20/32 Series 2002-50, Class PE .........     2,442,882
                                                                     -----------
                                                                       5,165,677
                                                                     -----------
           TOTAL MORTGAGE BACKED .................................    33,280,183
                                                                     -----------
           (Cost $33,073,459)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 26.09%
           FEDERAL FARM CREDIT BANK - 0.49%
$  500,000 5.875%, due 10/03/16 ..................................   $   551,073
                                                                     -----------
           FEDERAL HOME LOAN MORTGAGE CORP. - 2.64%
 2,500,000 4.875%, due 11/15/13 ..................................     2,560,988
   400,000 4.500%, due 01/15/14 ..................................       399,492
                                                                     -----------
                                                                       2,960,480
                                                                     -----------
           FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.33%
 1,400,000 4.000%, due 09/02/08 ..................................     1,382,462
 1,095,000 4.625%, due 10/15/14 (O) ..............................     1,099,067
 1,000,000 6.625%, due 11/15/30 ..................................     1,255,245
                                                                     -----------
                                                                       3,736,774
                                                                     -----------
           U.S. TREASURY BONDS - 2.52%
 1,745,000 6.250%, due 05/15/30 (O) ..............................     2,193,383
   560,000 5.375%, due 02/15/31 (O) ..............................       636,344
                                                                     -----------
                                                                       2,829,727
                                                                     -----------
           U.S. TREASURY NOTES - 17.11%
   180,000 2.000%, due 08/31/05 (O) ..............................       179,796
 3,500,000 2.250%, due 04/30/06 ..................................     3,459,533
 2,450,000 2.000%, due 05/15/06 (O) ..............................     2,415,355
 2,250,000 2.625%, due 11/15/06 (O) ..............................     2,212,645
 1,500,000 3.125%, due 01/31/07 (O) ..............................     1,481,367
   800,000 3.375%, due 02/28/07 (O) ..............................       792,469
 1,280,000 3.250%, due 01/15/09 (O) ..............................     1,245,550
 2,200,000 3.875%, due 05/15/10 (O) ..............................     2,173,101
 1,000,000 3.875%, due 07/15/10 ..................................       990,156
 1,965,000 5.000%, due 02/15/11 (O) ..............................     2,047,438
   450,000 4.250%, due 11/15/14 (O) ..............................       448,646
 1,250,000 4.000%, due 02/15/15 (O) ..............................     1,221,338
   550,000 4.125%, due 05/15/15 (O) ..............................       543,039
                                                                     -----------
                                                                      19,210,433
                                                                     -----------
           TOTAL U.S. GOVERNMENT AND
           AGENCY OBLIGATIONS ....................................    29,288,487
                                                                     -----------
           (Cost $29,096,511)

              See accompanying Notes to Portfolios of Investments.

                                                (MEMBERS MUTUAL FUNDS (TM) LOGO)

QUARTERLY HOLDINGS REPORT JULY 31, 2005

6         BOND FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)


                                                                        Value
Shares                                                                (Note 1)
------                                                              ------------
INVESTMENT COMPANIES - 18.05%
 3,389,004 SSgA Prime Money Market Fund .........................   $  3,389,004
16,876,225 State Street Navigator Securities
           Lending Prime Portfolio (I) ..........................     16,876,225
                                                                    ------------
           TOTAL INVESTMENT COMPANIES ...........................     20,265,229
                                                                    ------------
           (Cost $20,265,229)

TOTAL INVESTMENTS - 115.32% .....................................    129,447,886
                                                                    ------------
(Cost $128,161,844**)

NET OTHER ASSETS AND LIABILITIES - (15.32)% (17,196,170)
                                                                    ------------
TOTAL NET ASSETS - 100.00% ......................................   $112,251,716
                                                                    ============

----------
**   Aggregate cost for Federal tax purposes was $128,246,162.

(C) Securities sold within the terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.06% of total net assets.

(G)  Floating rate or variable rate note. Rate shown is as of July 31, 2005.

(I)  Represents collateral held in connection with securities lending.

(L) Security valued at fair value using methods determined in good faith by and under the general supervision of the Board of Trustees (see note 1).

(M) Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below the stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.

(O)  All (or a portion of security) on loan.

              See accompanying Notes to Portfolios of Investments.

(MEMBERS MUTUAL FUNDS (TM) LOGO)

                                         QUARTERLY HOLDINGS REPORT JULY 31, 2005

           HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)            7


                                                                         Value
Par Value                                                              (Note 1)
---------                                                             ----------
CORPORATE NOTES AND BONDS - 96.23%
         AEROSPACE/DEFENSE- 3.82%
$100,000 Alliant Techsystems, Inc.
         8.500%, due 05/15/11 .....................................   $  106,000
 185,000 Argo-Tech Corp.
         9.250%, due 06/01/11 .....................................      201,650
 100,000 Armor Holdings, Inc. (O)
         8.250%, due 08/15/13 .....................................      108,250
 250,000 BE Aerospace, Inc., Series B
         8.000%, due 03/01/08 .....................................      250,625
 260,000 BE Aerospace, Inc., Series B (O)
         8.875%, due 05/01/11 .....................................      277,550
 200,000 DI Finance/DynCorp. International (C)
         9.500%, due 02/15/13 .....................................      198,500
 250,000 DRS Technologies, Inc.
         6.875%, due 11/01/13 .....................................      256,875
 200,000 Esterline Technologies Corp.
         7.750%, due 06/15/13 .....................................      213,000
  55,000 K&F Acquisition, Inc. (O)
         7.750%, due 11/15/14 .....................................       56,375
 205,000 L-3 Communications Corp.
         6.125%, due 01/15/14 .....................................      207,562
 145,000 L-3 Communications Corp.
         5.875%, due 01/15/15 .....................................      141,738
 200,000 L-3 Communications Corp. (C)
         6.375%, due 10/15/15 .....................................      202,500
 200,000 Standard Aero Holdings, Inc. (C)
         8.250%, due 09/01/14 .....................................      211,000
 185,000 TransDigm, Inc.
         8.375%, due 07/15/11 .....................................      197,025
                                                                      ----------
                                                                       2,628,650
                                                                      ----------
         APPAREL/TEXTILES - 0.78%
 100,000 Levi Strauss & Co. (G)
         8.254%, due 04/01/12 .....................................      100,000
 195,000 Levi Strauss & Co.
         12.250%, due 12/15/12 ....................................      218,888
 200,000 Warnaco, Inc.
         8.875%, due 06/15/13 .....................................      220,000
                                                                      ----------
                                                                         538,888
                                                                      ----------
         AUTO PARTS & EQUIPMENT - 0.38%
 250,000 Navistar International Corp. (O)
         7.500%, due 06/15/11 .....................................      258,125
                                                                      ----------
         BEVERAGE/FOOD - 1.45%
 150,000 B&G Foods, Inc.
         8.000%, due 10/01/11 .....................................      154,500
 250,000 Del Monte Corp. (C)
         6.750%, due 02/15/15 .....................................      256,875
 250,000 Dole Food Co., Inc.
         7.250%, due 06/15/10 .....................................      256,875
 125,000 Michael Foods, Inc.
         8.000%, due 11/15/13 .....................................      128,438
 195,000 Smithfield Foods, Inc.
         7.000%, due 08/01/11 .....................................      204,262
                                                                      ----------
                                                                       1,000,950
                                                                      ----------
         BUILDING & CONSTRUCTION - 1.08%
 240,000 D. R. Horton, Inc.
         8.000%, due 02/01/09 .....................................      261,069
  65,000 Technical Olympic USA, Inc.
         9.000%, due 07/01/10 .....................................       67,275
$ 40,000 Technical Olympic USA, Inc.
         7.500%, due 03/15/11 .....................................   $   38,400
 135,000 Technical Olympic USA, Inc.
         7.500%, due 01/15/15 .....................................      124,200
 250,000 WCI Communities, Inc.
         7.875%, due 10/01/13 .....................................      254,688
                                                                      ----------
                                                                         745,632
                                                                      ----------
         BUILDING MATERIALS - 1.60%
 300,000 Goodman Global Holding Co., Inc. (C)(O)
         7.875%, due 12/15/12 .....................................      288,000
 500,000 Interface, Inc.
         7.300%, due 04/01/08 .....................................      510,000
 172,000 Interface, Inc.
         10.375%, due 02/01/10 ....................................      190,920
  65,000 Jacuzzi Brands, Inc.
         9.625%, due 07/01/10 .....................................       71,500
  40,000 Nortek, Inc.
         8.500%, due 09/01/14 .....................................       38,950
                                                                      ----------
                                                                       1,099,370
                                                                      ----------
         CHEMICALS - 4.79%
 120,000 Arco Chemical Co.
         9.800%, due 02/01/20 .....................................      134,400
 300,000 Borden U.S. Finance Corp./
         Nova Scotia Finance ULC (C)
         9.000%, due 07/15/14 .....................................      310,125
  55,000 Crystal U.S. Holdings 3 LLC/
         Crystal U.S. Sub 3 Corp., Series A (B)
         0.000%, due 10/01/14 .....................................       40,150
 198,000 Crystal U.S. Holdings 3 LLC/
         Crystal U.S. Sub 3 Corp., Series B (B)
         0.000%, due 10/01/14 .....................................      142,560
 310,000 Equistar Chemicals L.P./Equistar Funding Corp.
         10.625%, due 05/01/11 ....................................      345,650
 190,000 Hercules, Inc.
         6.750%, due 10/15/29 .....................................      189,762
 288,000 Huntsman International LLC (O)
         10.125%, due 07/01/09 ....................................      297,360
 140,000 Huntsman International LLC (C)(O)
         7.375%, due 01/01/15 .....................................      142,100
 175,000 Lyondell Chemical Co.
         9.500%, due 12/15/08 .....................................      185,719
 115,000 Lyondell Chemical Co.
         11.125%, due 07/15/12 ....................................      130,381
  60,000 Nalco Co.
         7.750%, due 11/15/11 .....................................       63,825
 160,000 Nalco Co. (O)
         8.875%, due 11/15/13 .....................................      174,400
 253,000 Nalco Finance Holdings, Inc. (B)(O)
         0.000%, due 02/01/14 .....................................      188,169
 200,000 Nova Chemicals Corp. (D)
         6.500%, due 01/15/12 .....................................      198,750
 375,000 Resolution Performance Products, Inc. (O)
         13.500%, due 11/15/10 ....................................      405,000
 130,000 Rockwood Specialties Group, Inc.
         10.625%, due 05/15/11 ....................................      143,975
 200,000 Rockwood Specialties Group, Inc. (C)
         7.500%, due 11/15/14 .....................................      202,000
                                                                      ----------
                                                                       3,294,326
                                                                      ----------

              See accompanying Notes to Portfolios of Investments.

                                                (MEMBERS MUTUAL FUNDS (TM) LOGO)

QUARTERLY HOLDINGS REPORT JULY 31, 2005

8      HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)


                                                                         Value
Par Value                                                              (Note 1)
---------                                                             ----------
CORPORATE NOTES AND BONDS (CONTINUED)
         CONSUMER PRODUCTS - 3.10%
$250,000 American Achievement Corp. (O)
         8.250%, due 04/01/12 .....................................   $  259,375
 150,000 Chattem, Inc.
         7.000%, due 03/01/14 .....................................      154,875
 300,000 Church & Dwight Co., Inc.
         6.000%, due 12/15/12 .....................................      300,750
 185,000 Da-Lite Screen Co., Inc.
         9.500%, due 05/15/11 .....................................      197,025
 300,000 Elizabeth Arden, Inc.
         7.750%, due 01/15/14 .....................................      316,875
 185,000 K2, Inc.
         7.375%, due 07/01/14 .....................................      194,250
 100,000 Playtex Products, Inc.
         8.000%, due 03/01/11 .....................................      107,000
 185,000 Samsonite Corp.
         8.875%, due 06/01/11 .....................................      199,337
 100,000 Spectrum Brands, Inc. (C)
         7.375%, due 02/01/15 .....................................       98,750
 300,000 Visant Corp.
         7.625%, due 10/01/12 .....................................      303,750
                                                                      ----------
                                                                       2,131,987
                                                                      ----------
         ENVIRONMENTAL - 0.78%
 315,000 Allied Waste North America (O)
         6.500%, due 11/15/10 .....................................      310,669
  60,000 Allied Waste North America (O)
         7.875%, due 04/15/13 .....................................       62,400
 150,000 Casella Waste Systems, Inc.
         9.750%, due 02/01/13 .....................................      162,000
                                                                      ----------
                                                                         535,069
                                                                      ----------
         FOOD & DRUG RETAILERS - 0.70%
 310,000 Roundy's, Inc., Series B
         8.875%, due 06/15/12 .....................................      328,600
 150,000 Stater Brothers Holdings (O)
         8.125%, due 06/15/12 .....................................      151,500
                                                                      ----------
                                                                         480,100
                                                                      ----------
         FORESTRY/PAPER - 3.74%
 200,000 Boise Cascade LLC, Series B (G)
         6.474%, due 10/15/12 .....................................      202,000
 250,000 Caraustar Industries, Inc. (O)
         9.875%, due 04/01/11 .....................................      254,375
 555,000 Georgia-Pacific Corp.
         9.375%, due 02/01/13 .....................................      627,150
 260,000 Graphic Packaging International Corp.
         9.500%, due 08/15/13 .....................................      266,500
 175,000 Jefferson Smurfit Corp., U.S.
         8.250%, due 10/01/12 .....................................      176,312
 220,000 JSG Funding PLC (D)
         9.625%, due 10/01/12 .....................................      222,200
 190,000 Norske Skog Canada, Ltd. (D)
         7.375%, due 03/01/14 .....................................      188,100
 195,000 Norske Skog Canada, Ltd., Series D (D)
         8.625%, due 06/15/11 .....................................      201,825
 300,000 Smurfit Capital Funding PLC (D)
         6.750%, due 11/20/05 .....................................      300,000
 140,000 Stone Container Finance (D)
         7.375%, due 07/15/14 .....................................      133,350
                                                                      ----------
                                                                       2,571,812
                                                                      ----------
         GAMING - 9.92%
$300,000 American Casino & Entertainment
         Properties LLC
         7.850%, due 02/01/12 .....................................   $  319,500
 300,000 Ameristar Casinos, Inc.
         10.750%, due 02/15/09 ....................................      324,750
 200,000 Argosy Gaming Co.
         9.000%, due 09/01/11 .....................................      217,500
 300,000 Aztar Corp.
         9.000%, due 08/15/11 .....................................      324,000
 185,000 Aztar Corp. (O)
         7.875%, due 06/15/14 .....................................      197,025
 285,000 Boyd Gaming Corp. (O)
         6.750%, due 04/15/14 .....................................      294,619
 140,000 Caesars Entertainment, Inc.
         8.875%, due 09/15/08 .....................................      155,750
 290,000 Caesars Entertainment, Inc.
         8.125%, due 05/15/11 .....................................      330,962
 500,000 CCM Merger, Inc. (C)
         8.000%, due 08/01/13 .....................................      509,375
 300,000 Global Cash Access LLC/
         Global Cash Finance Corp.
         8.750%, due 03/15/12 .....................................      324,375
 300,000 Hard Rock Hotel, Inc.
         8.875%, due 06/01/13 .....................................      326,250
 250,000 Herbst Gaming, Inc.
         7.000%, due 11/15/14 .....................................      254,375
 100,000 Isle of Capri Casinos, Inc.
         9.000%, due 03/15/12 .....................................      108,500
 185,000 Isle of Capri Casinos, Inc.
         7.000%, due 03/01/14 .....................................      186,387
 300,000 Kerzner International, Ltd. (D)
         8.875%, due 08/15/11 .....................................      321,000
 200,000 Las Vegas Sands Corp. (O)
         6.375%, due 02/15/15 .....................................      196,000
 155,000 Mandalay Resort Group (O)
         9.375%, due 02/15/10 .....................................      172,825
 150,000 Mandalay Resort Group, Series B
         10.250%, due 08/01/07 ....................................      163,875
 160,000 MGM Mirage
         8.500%, due 09/15/10 .....................................      176,400
 345,000 MGM Mirage (O)
         8.375%, due 02/01/11 .....................................      378,206
  70,000 MGM Mirage (O)
         5.875%, due 02/27/14 .....................................       68,163
 300,000 Penn National Gaming, Inc. (O)
         8.875%, due 03/15/10 .....................................      319,875
 130,000 Pinnacle Entertainment, Inc.
         8.250%, due 03/15/12 .....................................      136,825
 150,000 Pinnacle Entertainment, Inc.
         8.750%, due 10/01/13 .....................................      161,625
 100,000 Scientific Games Corp. (C)
         6.250%, due 12/15/12 .....................................      101,250
 200,000 Seneca Gaming Corp.
         7.250%, due 05/01/12 .....................................      207,500
 200,000 Seneca Gaming Corp. (C)
         7.250%, due 05/01/12 .....................................      207,500
 195,000 Station Casinos, Inc. (O)
         6.500%, due 02/01/14 .....................................      199,875
 150,000 Wynn Las Vegas LLC/
         Wynn Las Vegas Capital Corp.
         6.625%, due 12/01/14 .....................................      146,063
                                                                      ----------
                                                                       6,830,350
                                                                      ----------

              See accompanying Notes to Portfolios of Investments.

(MEMBERS MUTUAL FUNDS (TM) LOGO)

                                         QUARTERLY HOLDINGS REPORT JULY 31, 2005

     HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)      9


                                                                         Value
Par Value                                                              (Note 1)
---------                                                             ----------
CORPORATE NOTES AND BONDS (CONTINUED)
         GENERAL INDUSTRIAL & MANUFACTURING - 0.87%
$195,000 General Binding Corp.
         9.375%, due 06/01/08 .....................................   $  196,950
 150,000 Hexcel Corp.
         6.750%, due 02/01/15 .....................................      151,500
 230,000 Terex Corp., Series B
         10.375%, due 04/01/11 ....................................      248,400
                                                                      ----------
                                                                         596,850
                                                                      ----------
         HEALTH CARE - 6.43%
 300,000 Alderwoods Group, Inc.
         7.750%, due 09/15/12 .....................................      317,250
 350,000 Carriage Services, Inc. (C)
         7.875%, due 01/15/15 .....................................      365,750
 350,000 DaVita, Inc. (C)
         7.250%, due 03/15/15 .....................................      362,250
 105,000 Extendicare Health Services, Inc. (O)
         6.875%, due 05/01/14 .....................................      104,475
 150,000 Fisher Scientific International, Inc. (C)
         6.125%, due 07/01/15 .....................................      150,750
 200,000 Genesis HealthCare Corp. (O)
         8.000%, due 10/15/13 .....................................      217,500
 565,000 HCA, Inc.
         7.875%, due 02/01/11 .....................................      618,768
 165,000 HCA, Inc. (O)
         6.375%, due 01/15/15 .....................................      168,881
 200,000 IASIS Healthcare LLC/IASIS Capital Corp.
         8.750%, due 06/15/14 .....................................      217,750
 100,000 Medical Device Manufacturing, Inc., Series B
         10.000%, due 07/15/12 ....................................      107,500
 300,000 Omega Healthcare Investors, Inc.
         7.000%, due 04/01/14 .....................................      304,500
 300,000 Select Medical Corp.
         7.625%, due 02/01/15 .....................................      296,250
 200,000 Service Corp. International/U.S. (O)
         7.700%, due 04/15/09 .....................................      214,000
 250,000 Sybron Dental Specialties, Inc.
         8.125%, due 06/15/12 .....................................      268,750
 150,000 Teva Pharmaceutical Finance LLC, Series A (N)(P)
         0.500%, due 02/01/24 .....................................      146,250
 200,000 Triad Hospitals, Inc.
         7.000%, due 11/15/13 .....................................      206,000
 220,000 Warner Chilcott Corp. (C)
         8.750%, due 02/01/15 .....................................      217,250
 150,000 Watson Pharmaceuticals, Inc. (N)(P)
         1.750%, due 03/15/23 .....................................      146,063
                                                                      ----------
                                                                       4,429,937
                                                                      ----------
         HOTELS - 3.32%
 250,000 Felcor Lodging L.P. (G)
         7.780%, due 06/01/11 .....................................      260,625
 250,000 Gaylord Entertainment Co.
         8.000%, due 11/15/13 .....................................      266,250
 470,000 Hilton Hotels Corp. (N)
         7.625%, due 12/01/12 .....................................      535,254
 195,000 Host Marriott L.P.
         7.125%, due 11/01/13 .....................................      203,531
$100,000 Host Marriott L.P., Series O
         6.375%, due 03/15/15 .....................................   $   99,000
 250,000 John Q. Hammon Hotels L.P./
         John Q. Hammons Hotels Finance Corp. III, Series B
         8.875%, due 05/15/12 .....................................      274,063
 200,000 La Quinta Properties, Inc.
         7.000%, due 08/15/12 .....................................      207,000
 395,000 Starwood Hotels & Resorts Worldwide, Inc.
         7.875%, due 05/01/12 .....................................      442,400
                                                                      ----------
                                                                       2,288,123
                                                                      ----------
         LEISURE & ENTERTAINMENT - 1.72%
 245,000 AMC Entertainment, Inc., Series B (O)
         8.625%, due 08/15/12 .....................................      254,187
 300,000 Carmike Cinemas, Inc.
         7.500%, due 02/15/14 .....................................      276,750
 300,000 Cinemark, Inc. (B)
         0.000%, due 03/15/14 .....................................      207,000
  55,000 Intrawest Corp. (D)
         7.500%, due 10/15/13 .....................................       56,650
 200,000 NCL Corp. (C)
         11.625%, due 07/15/14 ....................................      213,000
 165,000 Royal Caribbean Cruises, Ltd.
         6.875%, due 12/01/13 .....................................      176,963
                                                                      ----------
                                                                       1,184,550
                                                                      ----------
         MEDIA - BROADCASTING - 1.74%
 260,000 Allbritton Communications Co.
         7.750%, due 12/15/12 .....................................      260,325
 250,000 Gray Television, Inc.
         9.250%, due 12/15/11 .....................................      273,125
 150,000 Radio One, Inc. (C)
         6.375%, due 02/15/13 .....................................      148,875
 500,000 Sinclair Broadcast Group, Inc.
         8.000%, due 03/15/12 .....................................      516,250
                                                                      ----------
                                                                       1,198,575
                                                                      ----------
         MEDIA - CABLE - 3.11%
 150,000 Cablevision Systems Corp., Series B
         8.000%, due 04/15/12 .....................................      150,750
 435,000 CSC Holdings, Inc., Series B
         8.125%, due 08/15/09 .....................................      448,050
 107,000 DirecTV Holdings LLC/DirecTV Financing Co.
         8.375%, due 03/15/13 .....................................      118,636
 250,000 Echostar Communications Corp. (P)
         5.750%, due 05/15/08 .....................................      247,500
 300,000 Echostar DBS Corp.
         6.375%, due 10/01/11 .....................................      298,875
 200,000 Insight Communications Co., Inc. (B)
         0.000%, due 02/15/11 .....................................      203,500
 150,000 Lodgenet Entertainment Corp.
         9.500%, due 06/15/13 .....................................      163,500
 125,000 Rogers Cable, Inc. (D)
         8.750%, due 05/01/32 .....................................      145,000
 450,000 Telenet Group Holding N.V. (B)(C)(D)
         0.000%, due 06/15/14 .....................................      362,250
                                                                      ----------
                                                                       2,138,061
                                                                      ----------

              See accompanying Notes to Portfolios of Investments.

                                                (MEMBERS MUTUAL FUNDS (TM) LOGO)

QUARTERLY HOLDINGS REPORT JULY 31, 2005

10     HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)


                                                                         Value
Par Value                                                              (Note 1)
---------                                                             ----------
CORPORATE NOTES AND BONDS (CONTINUED)
         MEDIA - DIVERSIFIED & SERVICES - 3.42%
$250,000 Advanstar Communications, Inc.
         10.750%, due 08/15/10 ....................................   $  283,750
 300,000 Advanstar Communications, Inc., Series B
         12.000%, due 02/15/11 ....................................      325,500
 400,000 CanWest Media, Inc. (D)
         10.625%, due 05/15/11 ....................................      436,000
 250,000 Corus Entertainment, Inc. (D)
         8.750%, due 03/01/12 .....................................      270,312
 150,000 Intelsat Bermuda, Ltd. (C)(D)(G)
         8.695%, due 01/15/12 .....................................      153,000
 210,000 Intelsat Bermuda, Ltd. (C)(D)
         8.625%, due 01/15/15 .....................................      223,650
 125,000 Lamar Media Corp.
         7.250%, due 01/01/13 .....................................      132,813
 200,000 New Skies Satellites N.V. (D)(G)
         8.539%, due 11/01/11 .....................................      208,000
 310,000 PanAmSat Holding Corp. (B)
         0.000%, due 11/01/14 .....................................      221,650
 150,000 Zeus Special Subsidiary, Ltd. (B)(C)(O)
         0.000%, due 02/01/15 .....................................      103,125
                                                                      ----------
                                                                       2,357,800
                                                                      ----------
         METALS AND MINING - 1.71%
 300,000 Alpha Natural Resources LLC/
         Alpha Natural Resources Capital Corp.
         10.250%, due 06/01/12 ....................................      333,000
 150,000 Arch Western Finance LLC
         6.750%, due 07/01/13 .....................................      154,125
 200,000 Foundation PA Coal Co.
         7.250%, due 08/01/14 .....................................      211,500
 150,000 Massey Energy Co.
         6.625%, due 11/15/10 .....................................      154,875
 185,000 Peabody Energy Corp.
         5.875%, due 04/15/16 .....................................      184,538
 130,000 Peabody Energy Corp., Series B
         6.875%, due 03/15/13 .....................................      137,800
                                                                      ----------
                                                                       1,175,838
                                                                      ----------
         NON FOOD & DRUG RETAILERS - 1.50%
 300,000 Affinity Group, Inc.
         9.000%, due 02/15/12 .....................................      307,500
 300,000 Buhrmann U.S., Inc. (C)
         7.875%, due 03/01/15 .....................................      297,000
 260,000 Couche-Tard U.S. L.P./Couche-Tard Finance Corp.
         7.500%, due 12/15/13 .....................................      275,600
 150,000 Pantry, Inc.
         7.750%, due 02/15/14 .....................................      154,125
                                                                      ----------
                                                                       1,034,225
                                                                      ----------
         OIL & GAS - 5.28%
 203,000 Chesapeake Energy Corp. (O)
         7.000%, due 08/15/14 .....................................      215,941
 105,000 Chesapeake Energy Corp.
         6.375%, due 06/15/15 .....................................      107,888
 285,000 Chesapeake Energy Corp.
         6.875%, due 01/15/16 .....................................      295,687
 100,000 Compagnie Generale de Geophysique S.A. (C)(D)
         7.500%, due 05/15/15 .....................................      104,500
$250,000 Comstock Resources, Inc.
         6.875%, due 03/01/12 .....................................   $  253,750
 150,000 Denbury Resources, Inc.
         7.500%, due 04/01/13 .....................................      159,375
 120,000 Encore Acquisition Co.
         8.375%, due 06/15/12 .....................................      132,900
 175,000 Encore Acquisition Co.
         6.250%, due 04/15/14 .....................................      175,000
 200,000 Encore Acquisition Co. (C)
         6.000%, due 07/15/15 .....................................      195,500
 115,000 Exco Resources, Inc.
         7.250%, due 01/15/11 .....................................      117,588
 250,000 Frontier Oil Corp.
         6.625%, due 10/01/11 .....................................      260,000
 100,000 Hanover Compressor Co.
         8.625%, due 12/15/10 .....................................      105,500
 190,000 Hanover Compressor Co.
         9.000%, due 06/01/14 .....................................      207,100
 150,000 Harvest Operations Corp. (D)
         7.875%, due 10/15/11 .....................................      147,000
 135,000 Newfield Exploration Co. (O)
         6.625%, due 09/01/14 .....................................      141,413
 190,000 Plains Exploration & Production Co.
         7.125%, due 06/15/14 .....................................      205,200
 235,000 Premcor Refining Group, Inc.
         7.750%, due 02/01/12 .....................................      254,387
 300,000 Range Resources Corp.
         6.375%, due 03/15/15 .....................................      301,500
 100,000 Transmontaigne, Inc.
         9.125%, due 06/01/10 .....................................      106,500
 150,000 Whiting Petroleum Corp.
         7.250%, due 05/01/13 .....................................      151,500
                                                                      ----------
                                                                       3,638,229
                                                                      ----------
         PACKAGING - 2.98%
 200,000 AEP Industries, Inc. (C)
         7.875%, due 03/15/13 .....................................      199,815
 150,000 BWAY Corp.
         10.000%, due 10/15/10 ....................................      159,375
 250,000 Crown European Holdings S.A. (D)
         9.500%, due 03/01/11 .....................................      275,000
 250,000 Crown European Holdings S.A. (D)
         10.875%, due 03/01/13 ....................................      293,125
 190,000 Greif, Inc.
         8.875%, due 08/01/12 .....................................      206,150
 190,000 Owens-Brockway Glass Container, Inc.
         8.875%, due 02/15/09 .....................................      200,925
 115,000 Owens-Brockway Glass Container, Inc.
         8.750%, due 11/15/12 .....................................      125,494
 310,000 Owens-Brockway Glass Container, Inc.
         8.250%, due 05/15/13 .....................................      335,187
 135,000 Owens-Illinois, Inc.
         7.800%, due 05/15/18 .....................................      140,400
 105,000 Plastipak Holdings, Inc.
         10.750%, due 09/01/11 ....................................      115,500
                                                                      ----------
                                                                       2,050,971
                                                                      ----------

              See accompanying Notes to Portfolios of Investments.

(MEMBERS MUTUAL FUNDS (TM) LOGO)

                                         QUARTERLY HOLDINGS REPORT JULY 31, 2005

     HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)     11


                                                                         Value
Par Value                                                              (Note 1)
---------                                                             ----------
CORPORATE NOTES AND BONDS (CONTINUED)
          PRINTING & PUBLISHING - 3.55%
$ 100,000 CBD Media, Inc.
          8.625%, due 06/01/11 ....................................   $  104,625
  153,000 Dex Media East LLC/
          Dex Media East Finance Co.
          12.125%, due 11/15/12 ...................................      182,452
  132,000 Dex Media West LLC/
          Dex Media Finance Co., Series B
          9.875%, due 08/15/13 ....................................      150,480
  665,000 Dex Media, Inc. (B)(O)
          0.000%, due 11/15/13 ....................................      545,300
  300,000 Houghton Mifflin Co. (O)
          9.875%, due 02/01/13 ....................................      327,000
  200,000 Medianews Group, Inc.
          6.875%, due 10/01/13 ....................................      201,500
  100,000 Morris Publishing Group LLC
          7.000%, due 08/01/13 ....................................       99,125
  250,000 Primedia, Inc. (O)
          7.625%, due 04/01/08 ....................................      253,125
  225,000 Primedia, Inc.
          8.875%, due 05/15/11 ....................................      237,094
   50,000 Primedia, Inc.
          8.000%, due 05/15/13 ....................................       50,875
  250,000 R. H. Donnelley, Inc.
          10.875%, due 12/15/12 ...................................      290,000
                                                                      ----------
                                                                       2,441,576
                                                                      ----------
          RESTAURANTS - 0.31%
  200,000 Domino's, Inc.
          8.250%, due 07/01/11 ....................................      215,500
                                                                      ----------
          STEEL - 0.27%
  185,000 Valmont Industries, Inc. (O)
          6.875%, due 05/01/14 ....................................      186,850
                                                                      ----------
          SUPPORT SERVICES - 2.61%
  100,000 Ashtead Holdings PLC (C)(D)(H)
          8.625%, due 08/01/15 ....................................      103,500
  200,000 Coinmach Corp.
          9.000%, due 02/01/10 ....................................      207,000
   75,000 Corrections Corp. of America
          7.500%, due 05/01/11 ....................................       77,812
  200,000 Corrections Corp. of America
          6.250%, due 03/15/13 ....................................      199,000
  410,000 Iron Mountain, Inc.
          8.625%, due 04/01/13 ....................................      430,500
   70,000 Iron Mountain, Inc.
          7.750%, due 01/15/15 ....................................       72,100
  250,000 Johnsondiversey Holdings, Inc. (B)
          0.000%, due 05/15/13 ....................................      178,750
  115,000 Knowledge Learning Corp., Inc. (C)
          7.750%, due 02/01/15 ....................................      110,400
  100,000 Quanta Services, Inc. (P)
          4.500%, due 10/01/23 ....................................      112,250
  270,000 Williams Scotsman, Inc. (O)
          9.875%, due 06/01/07 ....................................      264,600
   35,000 Williams Scotsman, Inc.
          10.000%, due 08/15/08 ...................................       38,325
                                                                      ----------
                                                                       1,794,237
                                                                      ----------
          TECHNOLOGY - 2.86%
$ 300,000 Flextronics International, Ltd. (D)
          6.500%, due 05/15/13 ....................................   $  309,000
  235,000 Lucent Technologies, Inc. (O)
          5.500%, due 11/15/08 ....................................      235,587
  350,000 Lucent Technologies, Inc.
          6.450%, due 03/15/29 ....................................      315,000
  400,000 Sungard Data Systems, Inc. (C)(H)
          9.125%, due 08/15/13 ....................................      415,500
  250,000 Sungard Data Systems, Inc. (C)(H)
          10.250%, due 08/15/15 ...................................      259,062
  405,000 Xerox Corp. (O)
          7.625%, due 06/15/13 ....................................      432,338
                                                                      ----------
                                                                       1,966,487
                                                                      ----------
          TELECOMMUNICATIONS - 10.78%
  200,000 Alamosa Delaware, Inc.
          12.000%, due 07/31/09 ...................................      223,250
  350,000 American Cellular Corp., Series B
          10.000%, due 08/01/11 ...................................      366,625
   49,000 American Tower Corp. (O)
          9.375%, due 02/01/09 ....................................       51,573
  150,000 American Tower Corp. (P)
          3.000%, due 08/15/12 ....................................      190,687
  125,000 American Tower Corp.
          7.125%, due 10/15/12 ....................................      131,875
  128,000 AT&T Corp.
          9.050%, due 11/15/11 ....................................      146,080
  150,000 Call-Net Enterprises, Inc. (D)
          10.625%, due 12/31/08 ...................................      161,438
  240,000 Centennial Cellular Operating Co./
          Centennial Communications Corp.
          10.125%, due 06/15/13 ...................................      270,300
  100,000 Centennial Communications Corp./
          Cellular Operating Co. LLC/Puerto Rico Operations
          8.125%, due 02/01/14 ....................................      107,250
  200,000 Cincinnati Bell, Inc. (O)
          8.375%, due 01/15/14 ....................................      206,000
  100,000 Cincinnati Bell, Inc. (C)
          7.000%, due 02/15/15 ....................................       99,500
  345,000 Citizens Communications Co.
          9.250%, due 05/15/11 ....................................      385,537
  195,000 Citizens Communications Co.
          6.250%, due 01/15/13 ....................................      189,638
  165,000 Eircom Funding (D)(O)
          8.250%, due 08/15/13 ....................................      176,550
  150,000 MCI, Inc.
          6.908%, due 05/01/07 ....................................      151,875
  210,000 MCI, Inc.
          7.688%, due 05/01/09 ....................................      218,925
  100,000 MCI, Inc.
          8.735%, due 05/01/14 ....................................      112,500
  855,000 Nextel Communications, Inc.
          7.375%, due 08/01/15 ....................................      921,262
  280,000 Qwest Capital Funding, Inc. (O)
          7.250%, due 02/15/11 ....................................      270,900
  270,000 Qwest Corp.
          7.875%, due 09/01/11 ....................................      281,475
  265,000 Qwest Corp.
          8.875%, due 03/15/12 ....................................      290,175

              See accompanying Notes to Portfolios of Investments.

                                                (MEMBERS MUTUAL FUNDS (TM) LOGO)

QUARTERLY HOLDINGS REPORT JULY 31, 2005

12     HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)


                                                                        Value
Par Value                                                              (Note 1)
---------                                                            ----------
CORPORATE NOTES AND BONDS (CONTINUED)
          TELECOMMUNICATIONS (CONTINUED)
$ 805,000 Qwest Services Corp.
          13.500%, due 12/15/10 ..................................   $   925,750
  100,000 Rogers Wireless Communications, Inc. (D)
          6.375%, due 03/01/14 ...................................       101,500
   95,000 Rogers Wireless Communications, Inc. (D)
          7.500%, due 03/15/15 ...................................       103,788
  300,000 Rural Cellular Corp.
          8.250%, due 03/15/12 ...................................       318,375
  200,000 SBA Telecommunications, Inc./
          SBA Communications Corp. (B)
          0.000%, due 12/15/11 ...................................       183,500
  260,000 Time Warner Telecom Holdings, Inc. (O)
          9.250%, due 02/15/14 ...................................       264,550
  145,000 Time Warner Telecom, Inc. (O)
          10.125%, due 02/01/11 ..................................       148,625
  185,000 UbiquiTel Operating Co.
          9.875%, due 03/01/11 ...................................       206,506
  215,000 Valor Telecommunications Enterprises LLC/
          Finance Corp. (C)
          7.750%, due 02/15/15 ...................................       213,387
                                                                     -----------
                                                                       7,419,396
                                                                     -----------
          TRANSPORTATION - 1.03%
  150,000 CHC Helicopter Corp. (D)
          7.375%, due 05/01/14 ...................................       151,688
  300,000 Gulfmark Offshore, Inc.
          7.750%, due 07/15/14 ...................................       318,375
  235,000 Kansas City Southern Railway
          7.500%, due 06/15/09 ...................................       242,050
                                                                     -----------
                                                                         712,113
                                                                     -----------
          UTILITIES - 10.60%
  440,000 AES Corp. (C)
          8.750%, due 05/15/13 ...................................       487,300
  110,000 AES Corp. (C)
          9.000%, due 05/15/15 ...................................       122,650
  250,000 Allegheny Energy Supply (C)(O)
          8.250%, due 04/15/12 ...................................       281,250
  100,000 Allegheny Energy Supply Statutory Trust 2001 (C)
          10.250%, due 11/15/07 ..................................       109,250
  100,000 Allegheny Energy, Inc.
          7.750%, due 08/01/05 ...................................       100,000
  275,000 ANR Pipeline Co.
          9.625%, due 11/01/21 ...................................       349,872
  184,000 Centerpoint Energy, Inc, Series B (N)
          7.250%, due 09/01/10 ...................................       201,440
  175,000 CMS Energy Corp.
          8.500%, due 04/15/11 ...................................       196,656
  750,000 Edison Mission Energy
          7.730%, due 06/15/09 ...................................       791,250
  100,000 El Paso Corp. (C)
          7.625%, due 08/16/07 ...................................       102,500
  455,000 El Paso Corp. (O)
          7.000%, due 05/15/11 ...................................       461,825
$ 245,000 El Paso Natural Gas Co., Series A
          7.625%, due 08/01/10 ...................................   $   257,913
   93,000 Enterprise Products Operating L.P., Series B (O)
          6.375%, due 02/01/13 ...................................        99,227
  187,000 Enterprise Products Operating L.P., Series B
          5.600%, due 10/15/14 ...................................       189,667
  200,000 Holly Energy Partners L.P. (C)
          6.250%, due 03/01/15 ...................................       199,000
  150,000 Inergy L.P./Inergy Finance Corp. (C)
          6.875%, due 12/15/14 ...................................       147,000
  135,000 MarkWest Energy Partners L.P./
          MarkWest Energy Finance Corp. (C)
          6.875%, due 11/01/14 ...................................       136,350
  360,000 Midwest Generation LLC
          8.750%, due 05/01/34 ...................................       403,200
  290,000 Mission Energy Holding Co.
          13.500%, due 07/15/08 ..................................       346,550
   35,000 Nevada Power Co.
          6.500%, due 04/15/12 ...................................        36,925
  120,000 Nevada Power Co. (C)
          5.875%, due 01/15/15 ...................................       123,000
  200,000 NorthWestern Corp. (C)
          5.875%, due 11/01/14 ...................................       206,000
  250,000 PSEG Energy Holdings LLC
          8.625%, due 02/15/08 ...................................       266,875
  100,000 Reliant Energy, Inc.
          6.750%, due 12/15/14 ...................................        98,500
   90,000 Sierra Pacific Power Co.
          6.250%, due 04/15/12 ...................................        94,050
  110,000 Sierra Pacific Resources
          8.625%, due 03/15/14 ...................................       121,825
  250,000 Suburban Propane Partners L.P./
          Suburban Energy Finance Corp. (O)
          6.875%, due 12/15/13 ...................................       242,500
  300,000 Texas Genco LLC/
          Texas Genco Financing Corp. (C)
          6.875%, due 12/15/14 ...................................       315,000
  345,000 TXU Corp. (C)(O)
          5.550%, due 11/15/14 ...................................       336,332
  437,000 Williams Cos., Inc.
          7.125%, due 09/01/11 ...................................       476,330
                                                                     -----------
                                                                       7,300,237
                                                                     -----------
          TOTAL CORPORATE NOTES AND BONDS ........................    66,244,814
                                                                     -----------
          (Cost $64,611,877)

              See accompanying Notes to Portfolios of Investments.

(MEMBERS MUTUAL FUNDS (TM) LOGO)

                                         QUARTERLY HOLDINGS REPORT JULY 31, 2005

      HIGH INCOME FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)    13


                                                                        Value
Shares                                                                 (Note 1)
------                                                               -----------
COMMON STOCKS - 0.00%
           AUTO PARTS & EQUIPMENT - 0.00%
        16 Oxford Automotive, Inc. * ............................   $          0
                                                                    ------------
           CHEMICALS - 0.00%
         5 Sterling Chemicals, Inc. * ...........................            175
                                                                    ------------
           TELECOMMUNICATIONS - 0.00%
       480 Versatel Telecom International N.V. * ................          1,275
                                                                    ------------
           TOTAL COMMON STOCKS ..................................          1,450
                                                                    ------------
           (Cost $6,820)

PREFERRED STOCKS - 2.04%
           AUTO PARTS & EQUIPMENT - 0.33%
     9,195 General Motors Corp., Series A (O)(P)
           4.500% ...............................................        226,749
                                                                    ------------
           CHEMICALS - 0.18%
     4,500 Celanese Corp. (P)
           4.500% ...............................................        126,225
                                                                    ------------
           TELECOMMUNICATIONS - 1.53%
    21,000 Crown Castle International Corp. (P)
           6.250% ...............................................      1,050,000
                                                                    ------------
           TOTAL PREFERRED STOCKS ...............................      1,402,974
                                                                    ------------
           (Cost $1,325,837)

WARRANTS AND RIGHTS - 0.00%
           CHEMICALS - 0.00%
         8 Sterling Chemicals, Inc., Exp. 12/19/08
           (Exercise Price $52.00) (L) * ........................              4
                                                                    ------------
           GENERAL INDUSTRIAL & MANUFACTURING - 0.00%
       270 Thermadyne Holdings Corp., Class B,
           Exp. 05/23/06
           (Exercise Price $20.78) * ............................             14
                                                                    ------------
           MEDIA - BROADCASTING - 0.00%
        55 XM Satellite Radio Holdings, Inc.
           Exp. 03/15/10
           (Exercise Price $49.50) * ............................          3,795
                                                                    ------------
           MEDIA - CABLE - 0.00%
       150 Ono Finance, Series A, Exp. 05/31/09 (L) * ...........              0
                                                                    ------------
           TELECOMMUNICATIONS - 0.00%
       175 GT Group Telecom, Inc., Exp. 02/01/10 (C)(L) * .......              0
                                                                    ------------
           TOTAL WARRANTS AND RIGHTS ............................          3,813
                                                                    ------------
           (Cost $4,593)

INVESTMENT COMPANIES - 16.48%
   956,428 SSgA Prime Money Market Fund .........................   $    956,428
10,389,830 State Street Navigator Securities
           Lending Prime Portfolio (I) ..........................     10,389,830
                                                                    ------------
           TOTAL INVESTMENT COMPANIES ...........................     11,346,258
                                                                    ------------
           (Cost $11,346,258)

TOTAL INVESTMENTS - 114.75% .....................................     78,999,309
                                                                    ------------
(Cost $77,295,385**)

NET OTHER ASSETS AND LIABILITIES - (14.75)% .....................    (10,156,076)
TOTAL NET ASSETS - 100.00% ......................................   $ 68,843,233
                                                                    ============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $77,305,401.

(B) Represents security that remains a specified coupon until a predetermined date, at which time the stated rate becomes the efftective rate.

(C) Securities sold within the terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 7.77% of total net assets.

(G)  Floating rate or variable rate note. Rate shown is as of July 31, 2005.

(H)  Security purchased on a delayed delivery or when-issued basis.

(I)  Represents collateral held in connection with securities lending.

(L) Security valued at fair value using methods determined in good faith by and under the general supervision of the Board of Trustees (see note 1).

(N) Security pledged as collateral for when-issued purchase committments oustanding as of July 31, 2005.

(O)  All (or part of security) on loan.

(P)  Convertible.

PLC  Public Limited Company.

              See accompanying Notes to Portfolios of Investments.

                                                (MEMBERS MUTUAL FUNDS (TM) LOGO)

QUARTERLY HOLDINGS REPORT JULY 31, 2005

14            BALANCED FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)


                                                                        Value
Shares                                                                 (Note 1)
------                                                               -----------
COMMON STOCKS - 66.82%
        CONSUMER DISCRETIONARY - 7.75%
 30,800 Carnival Corp. ...........................................   $ 1,613,920
 19,834 Comcast Corp., Class A * .................................       609,499
 42,400 Home Depot, Inc. .........................................     1,844,824
 37,600 Kohl's Corp. * ...........................................     2,118,760
 66,200 McDonald's Corp. .........................................     2,063,454
 46,900 Target Corp. .............................................     2,755,375
 32,500 Tiffany & Co. ............................................     1,105,975
 61,400 Time Warner, Inc. * ......................................     1,045,028
 50,100 Viacom, Inc., Class B ....................................     1,677,849
 63,500 Walt Disney Co. ..........................................     1,628,140
                                                                     -----------
                                                                      16,462,824
                                                                     -----------
        CONSUMER STAPLES - 6.77%
 50,900 Coca-Cola Co. ............................................     2,227,384
 26,300 CVS Corp. ................................................       816,089
 18,200 Estee Lauder Cos., Inc., Class A .........................       712,348
 41,000 General Mills, Inc. ......................................     1,943,400
 21,900 Kimberly-Clark Corp. .....................................     1,396,344
 26,800 Procter & Gamble Co. .....................................     1,490,884
 82,200 Sara Lee Corp. ...........................................     1,638,246
 31,100 Sysco Corp. ..............................................     1,121,466
 61,400 Wal-Mart Stores, Inc. ....................................     3,030,090
                                                                     -----------
                                                                      14,376,251
                                                                     -----------
        ENERGY - 6.95%
 14,500 Anadarko Petroleum Corp. .................................     1,281,075
  8,500 Apache Corp. .............................................       581,400
 15,364 BP PLC, ADR ..............................................     1,012,180
 25,600 Chevron Corp. ............................................     1,485,056
 14,200 ConocoPhillips ...........................................       888,778
 36,100 Devon Energy Corp. .......................................     2,024,849
 58,600 Exxon Mobil Corp. ........................................     3,442,750
 25,700 Marathon Oil Corp. .......................................     1,499,852
 20,600 Schlumberger, Ltd. .......................................     1,725,044
 14,516 Transocean, Inc. * .......................................       819,138
                                                                     -----------
                                                                      14,760,122
                                                                     -----------
        FINANCIALS - 13.64%
 23,600 ACE, Ltd. ................................................     1,090,556
 49,400 Allstate Corp. ...........................................     3,026,244
 29,300 American International Group, Inc. .......................     1,763,860
 90,592 Bank of America Corp. ....................................     3,949,811
  9,400 Chubb Corp. ..............................................       834,908
 86,700 Citigroup, Inc. ..........................................     3,771,450
 15,000 Fifth Third Bancorp ......................................       646,500
  8,900 Freddie Mac ..............................................       563,192
 10,900 Goldman Sachs Group, Inc. ................................     1,171,532
 47,902 J.P. Morgan Chase & Co. ..................................     1,683,277
 18,900 Marsh & McLennan Cos., Inc. ..............................       547,533
 29,900 Morgan Stanley ...........................................     1,586,195
 36,400 National City Corp. ......................................     1,343,524
 52,800 Prudential Financial, Inc. ...............................     3,532,320
 16,600 SunTrust Banks, Inc. .....................................     1,207,152
 36,700 Wells Fargo & Co. ........................................     2,251,178
                                                                     -----------
                                                                      28,969,232
                                                                     -----------
        HEALTH CARE - 8.60%
 36,900 Abbott Laboratories ......................................   $ 1,720,647
 48,100 Applera Corp. - Applied Biosystems Group .................     1,001,442
 47,100 Baxter International, Inc. ...............................     1,849,617
 43,000 Bristol-Myers Squibb Co. .................................     1,074,140
 18,600 Community Health Systems, Inc. * .........................       718,146
 11,300 Genzyme Corp. * ..........................................       840,833
 41,200 GlaxoSmithKline PLC, ADR .................................     1,954,528
 31,200 Health Management Associates, Inc., Class A ..............       742,560
  3,500 Hospira, Inc. * ..........................................       133,875
 53,700 IMS Health, Inc. .........................................     1,462,251
 22,300 Johnson & Johnson ........................................     1,426,308
 20,800 MedImmune, Inc. * ........................................       590,928
 13,400 Merck & Co., Inc. ........................................       416,204
 70,862 Pfizer, Inc. .............................................     1,877,843
  9,000 Triad Hospitals, Inc. * ..................................       447,030
 43,900 Wyeth ....................................................     2,008,425
                                                                     -----------
                                                                      18,264,777
                                                                     -----------
        INDUSTRIALS - 7.57%
 25,000 Burlington Northern Santa Fe Corp. .......................     1,356,250
 26,500 Dover Corp. ..............................................     1,093,390
 19,300 Emerson Electric Co. .....................................     1,269,940
 15,900 FedEx Corp. ..............................................     1,337,031
101,400 General Electric Co. .....................................     3,498,300
 43,200 Honeywell International, Inc. ............................     1,696,896
 14,000 Illinois Tool Works, Inc. ................................     1,199,100
  8,300 Textron, Inc. ............................................       615,611
 24,000 Tyco International, Ltd. .................................       731,280
 38,600 United Technologies Corp. ................................     1,957,020
 47,000 Waste Management, Inc. ...................................     1,321,640
                                                                     -----------
                                                                      16,076,458
                                                                     -----------
        INFORMATION TECHNOLOGY - 9.43%
 12,543 ADC Telecommunications, Inc. (O) * .......................       327,863
 39,000 Applied Materials, Inc. ..................................       719,940
 25,600 Autodesk, Inc. ...........................................       875,264
 39,000 Celestica, Inc. (O) * ....................................       454,350
 66,500 Cisco Systems, Inc. * ....................................     1,273,475
 35,100 Computer Sciences Corp. * ................................     1,606,878
 26,400 Dell, Inc. * .............................................     1,068,408
 39,700 EMC Corp./Massachusetts * ................................       543,493
 28,865 First Data Corp. .........................................     1,187,506
  9,473 Freescale Semiconductor, Inc., Class B * .................       243,930
 51,100 Hewlett-Packard Co. ......................................     1,258,082
 52,500 Intel Corp. ..............................................     1,424,850
 25,700 International Business Machines Corp. ....................     2,144,922
 30,238 Koninklijke Philips Electronics N.V. .....................       820,054
 39,200 Micron Technology, Inc. * ................................       465,696
 73,100 Microsoft Corp. ..........................................     1,872,091
 85,800 Motorola, Inc. ...........................................     1,817,244
 15,959 Symantec Corp. * .........................................       350,622
 49,800 Texas Instruments, Inc. ..................................     1,581,648
                                                                     -----------
                                                                      20,036,316
                                                                     -----------
        MATERIALS - 1.88%
 35,000 Alcoa, Inc. ..............................................       981,750
 30,600 E.I. du Pont de Nemours & Co. ............................     1,306,008
 37,100 Rohm and Haas Co. ........................................     1,708,826
                                                                     -----------
                                                                       3,996,584
                                                                     -----------

              See accompanying Notes to Portfolios of Investments.

(MEMBERS MUTUAL FUNDS (TM) LOGO)

                                         QUARTERLY HOLDINGS REPORT JULY 31, 2005

      BALANCED FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)       15


                                                                        Value
Shares                                                                (Note 1)
------                                                              ------------
COMMON STOCKS (CONTINUED)
         TELECOMMUNICATION SERVICES - 2.38%
  29,100 Alltell Corp. ..........................................   $  1,935,150
  80,900 SBC Communications, Inc. ...............................      1,978,005
  33,120 Verizon Communications, Inc. ...........................      1,133,698
                                                                    ------------
                                                                       5,046,853
                                                                    ------------
         UTILITIES - 1.85%
  32,600 AES Corp. * ............................................        523,230
  12,900 Ameren Corp. ...........................................        717,498
  22,000 Consolidated Edison, Inc. (O) ..........................      1,059,520
  38,000 FPL Group, Inc. ........................................      1,638,560
                                                                       3,938,808
                                                                    ------------
         TOTAL COMMON STOCKS ....................................    141,928,225
                                                                    ------------
         (Cost $122,760,232)

Par Value

ASSET BACKED - 1.80%
$120,821 ABSC Long Beach Home Equity Loan Trust,
         Series 2000-LB1, Class AF5 (M)
         8.050%, due 09/21/30 ...................................        120,948
 500,000 ABSC Manufactured Housing Contract,
         Series 2004-OK1, Class A4 (C)
         5.019%, due 04/16/30 ...................................        297,990
 500,000 Ameriquest Mortgage Securities, Inc.,
         Series 2004-FR1, Class M2 (M)
         5.207%, due 05/25/34 ...................................        497,050
 340,000 Citibank Credit Card Issuance Trust,
         Series 2004-A1, Class A1
         2.550%, due 01/20/09 ...................................        331,537
 320,000 GMAC Mortgage Corp. Loan Trust,
         Series 2004-HE2, Class M1 (M)
         3.950%, due 10/25/33 ...................................        311,270
 485,314 Green Tree Financial Corp.,
         Series 1996-1, Class M1
         7.000%, due 03/15/27 ...................................        488,577
 313,578 Green Tree Financial Corp.,
         Series 1998-2, Class A6
         6.810%, due 12/01/27 ...................................        323,390
 500,000 Green Tree Home Equity Loan Trust,
         Series 1999-A, Class B1
         8.970%, due 11/15/27 ...................................        528,339
 200,000 Park Place Securities, Inc.,
         Series 2005-WHQ2, Class M11 (G)(M)
         5.960%, due 05/25/35 ...................................        165,000
 500,000 Residential Asset Mortgage Products, Inc.,
         Series 2003-RS9, Class AI5
         4.990%, due 03/25/31 ...................................        500,898
 270,000 Wells Fargo Home Equity Trust,
         Series 2004-2, Class M8A (C)(G)(M)
         6.460%, due 03/25/33 ...................................        269,996
                                                                    ------------
         TOTAL ASSET BACKED .....................................      3,834,995
                                                                    ------------
         (Cost $3,982,657)

COMMERCIAL MORTGAGE BACKED - 1.94%
$602,043 Bear Stearns Commercial Mortgage Securities,
         Series 2001-TOP4, Class A1
         5.060%, due 11/15/16 ...................................   $    607,600
 350,000 Bear Stearns Commercial Mortgage Securities,
         Series 2004-T16, Class A2
         3.700%, due 02/13/46 ...................................        341,929
 350,000 Bear Stearns Commercial Mortgage Securities,
         Series 2004-T16, Class A6 (G)
         4.750%, due 02/13/46 ...................................        345,881
 400,000 Greenwich Capital Commercial Funding Corp.,
         Series 2004-GG1, Class A7 (G)
         5.317%, due 06/10/36 ...................................        410,927
 400,000 LB-UBS Commercial Mortgage Trust,
         Series 2004-C8, Class A6 (G)
         4.799%, due 12/15/29 ...................................        397,583
 579,432 Morgan Stanley Capital I,
         Series 1999-CAM1, Class A3
         6.920%, due 03/15/32 ...................................        597,732
 700,000 Morgan Stanley Capital I,
         Series 2004-HQ4, Class A7
         4.970%, due 04/14/40 ...................................        701,941
 200,000 Multi Security Asset Trust,
         Series 2005-RR4, Class J (C)
         5.880%, due 11/28/35 ...................................        175,664
 546,946 Wachovia Bank Commercial Mortgage Trust,
         Series 2003-C6, Class A1
         3.364%, due 08/15/35 ...................................        534,188
                                                                    ------------
         TOTAL COMMERCIAL MORTGAGE BACKED .......................      4,113,445
                                                                    ------------
         (Cost $4,136,824 )

CORPORATE NOTES AND BONDS - 8.95%
         CABLE - 0.18%
 350,000 Comcast Cable Communications
         6.875%, due 06/15/09 ...................................        376,271
                                                                    ------------
         CAPITAL GOODS - 0.23%
 500,000 Caterpillar Financial Services Corp., Series F (O)
         2.500%, due 10/03/06 ...................................        489,510
                                                                    ------------
         CONSUMER DISCRETIONARY - 1.09%
 750,000 American Association of Retired Persons (C)
         7.500%, due 05/01/31 ...................................        940,859
 500,000 Carnival Corp. (D)(O)
         3.750%, due 11/15/07 ...................................        491,455
 500,000 Cendant Corp.
         6.250%, due 01/15/08 ...................................        517,597
 325,000 Erac USA Finance Co. (C)
         6.700%, due 06/01/34 ...................................        352,902
                                                                    ------------
                                                                       2,302,813
                                                                    ------------
         CONSUMER STAPLES - 0.18%
 400,000 Safeway, Inc.
         4.125%, due 11/01/08 ...................................        390,846
                                                                    ------------

              See accompanying Notes to Portfolios of Investments.

                                                (MEMBERS MUTUAL FUNDS (TM) LOGO)

QUARTERLY HOLDINGS REPORT JULY 31, 2005

16       BALANCED FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)


                                                                        Value
Par value                                                             (Note 1)
---------                                                            -----------
CORPORATE NOTES AND BONDS (CONTINUED)
         ENERGY - 0.67%
$150,000 Amerada Hess Corp.
         7.875%, due 10/01/29 ....................................   $   186,741
 500,000 Occidental Petroleum Corp.
         5.875%, due 01/15/07 ....................................       509,606
 250,000 Pemex Project Funding Master Trust (O)
         7.375%, due 12/15/14 ....................................       276,250
 450,000 Texaco Capital, Inc.
         5.700%, due 12/01/08 ....................................       451,683
                                                                     -----------
                                                                       1,424,280
                                                                     -----------
         FINANCE - 1.64%
 500,000 American General Finance Corp., Series H
         4.625%, due 09/01/10 ....................................       492,781
 500,000 Bear Stearns Cos., Inc.
         7.800%, due 08/15/07 ....................................       531,789
 500,000 CIT Group, Inc.
         7.375%, due 04/02/07 ....................................       523,154
 350,000 GE Global Insurance Holding Corp.
         7.000%, due 02/15/26 ....................................       364,542
 205,000 GE Global Insurance Holding Corp.
         7.750%, due 06/15/30 ....................................       233,138
 250,000 HSBC Finance Corp. (O)
         6.500%, due 11/15/08 ....................................       264,050
 500,000 Merrill Lynch & Co., Inc.
         7.375%, due 05/15/06 ....................................       511,883
 500,000 U.S. Bank N.A.
         6.300%, due 02/04/14 ....................................       551,344
                                                                     -----------
                                                                       3,472,681
                                                                     -----------
         HEALTH CARE - 0.35%
 300,000 Eli Lilly & Co.
         6.570%, due 01/01/16 ....................................       340,208
 205,000 Merck & Co., Inc.
         6.400%, due 03/01/28 ....................................       231,909
 150,000 Wyeth (O)
         6.500%, due 02/01/34 ....................................       171,937
                                                                     -----------
                                                                         744,054
                                                                     -----------
         INDUSTRIALS - 0.96%
 150,000 Boeing Co.
         8.625%, due 11/15/31 ....................................       216,375
 130,000 D.R. Horton, Inc. (O)
         5.250%, due 02/15/15 ....................................       125,888
 350,000 Ford Motor Credit Co.
         7.600%, due 08/01/05 ....................................       350,000
 250,000 Ford Motor Credit Co.
         5.800%, due 01/12/09 ....................................       240,523
 150,000 General Motors Acceptance Corp. (O)
         6.125%, due 08/28/07 ....................................       149,739
 165,000 General Motors Acceptance Corp. (O)
         7.250%, due 03/02/11 ....................................       160,717
 195,000 Genetech, Inc. (C)(O)
         5.250%, due 07/15/35 ....................................       192,675
 135,000 Pulte Homes, Inc. (O)
         5.200%, due 02/15/15 ....................................       131,554
 150,000 Waste Management, Inc.
         7.125%, due 12/15/17 ....................................       170,490
 310,000 WM. Wrigley Jr. Co. (O)
         4.300%, due 07/15/10 ....................................       307,133
                                                                     -----------
                                                                       2,045,094
                                                                     -----------
         PIPELINE - 0.11%
$205,000 Kinder Morgan, Inc. (O)
         7.250%, due 03/01/28 ....................................   $   240,585
         REITS - 0.07%
 140,000 Simon Property Group, L.P. (O)
         5.625%, due 08/15/14 ....................................       143,390
         TELECOMMUNICATIONS - 0.92%
 500,000 Bellsouth Capital Funding (O)
         7.875%, due 02/15/30 ....................................       634,558
 250,000 Sprint Capital Corp.
         7.125%, due 01/30/06 ....................................       253,227
 537,000 Telephone & Data Systems, Inc.
         7.000%, due 08/01/06 ....................................       547,094
 500,000 Verizon Wireless Capital LLC
         5.375%, due 12/15/06 ....................................       506,900
                                                                     -----------
                                                                       1,941,779
                                                                     -----------
         TRANSPORTATION - 0.65%
 600,000 Burlington Northern Santa Fe Corp.
         6.375%, due 12/15/05 ....................................       604,844
 175,000 Burlington Northern Santa Fe Corp.
         8.125%, due 04/15/20 ....................................       224,394
 239,000 Norfolk Southern Corp.
         5.590%, due 05/17/25 ....................................       241,953
 260,000 Norfolk Southern Corp.
         7.050%, due 05/01/37 ....................................       315,898
                                                                     -----------
                                                                       1,387,089
                                                                     -----------
         UTILITIES - 1.90%
 375,000 Constellation Energy Group, Inc.
         4.550%, due 06/15/15 ....................................       355,407
 500,000 DTE Energy Co.
         6.450%, due 06/01/06 ....................................       508,244
 500,000 Energy East Corp.
         8.050%, due 11/15/10 ....................................       571,828
 750,000 Niagara Mohawk Power Corp.
         7.750%, due 05/15/06 ....................................       770,400
 175,000 Pacific Gas and Electric Co.
         6.050%, due 03/01/34 ....................................       187,616
 350,000 Progress Energy, Inc. (O)
         7.750%, due 03/01/31 ....................................       432,009
 350,000 Virginia Electric and Power Co., Series A
         5.750%, due 03/31/06 ....................................       353,305
 750,000 Wisconsin Electric Power
         6.500%, due 06/01/28 ....................................       865,668
                                                                     -----------
                                                                       4,044,477
                                                                     -----------
         TOTAL CORPORATE NOTES AND BONDS .........................    19,002,869
                                                                     -----------
         (Cost $18,331,552)

              See accompanying Notes to Portfolios of Investments.

(MEMBERS MUTUAL FUNDS (TM) LOGO)

                                         QUARTERLY HOLDINGS REPORT JULY 31, 2005

       BALANCED FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)      17


                                                                        Value
Par Value                                                             (Note 1)
---------                                                           ------------
MORTGAGE BACKED - 8.81%
            FEDERAL HOME LOAN MORTGAGE CORP. - 1.73%
$    21,231 8.000%, due 06/01/30 Pool # C01005 ..................   $     22,783
    302,918 6.500%, due 01/01/32 Pool # C62333 ..................        313,784
  2,025,767 5.000%, due 07/01/33 Pool # A11325 ..................      1,998,519
    352,411 6.000%, due 09/01/34 Pool # A26682 ..................        360,032
    210,308 6.000%, due 10/01/34 Pool # A28439 ..................        214,856
    229,381 6.000%, due 10/01/34 Pool # A28598 ..................        234,342
    209,847 6.000%, due 11/01/34 Pool # A28556 ..................        214,385
    164,038 5.000%, due 04/01/35 Pool # A32315 ..................        161,524
    149,468 5.000%, due 04/01/35 Pool # A32316 ..................        147,177
                                                                    ------------
                                                                       3,667,402
                                                                    ------------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION - 6.04%
    549,911 4.000%, due 04/01/15 Pool # 255719 ..................        539,201
    119,851 6.000%, due 05/01/16 Pool # 582558 ..................        123,851
  1,160,182 5.000%, due 12/01/17 Pool # 672243 ..................      1,164,197
  1,252,043 4.500%, due 09/01/18 Pool # 737144 ..................      1,233,231
    196,245 6.000%, due 05/01/21 Pool # 253847 ..................        201,775
     34,150 7.000%, due 12/01/29 Pool # 762813 ..................         36,104
    140,006 7.000%, due 11/01/31 Pool # 607515 ..................        147,377
    130,360 6.000%, due 02/01/32 Pool # 611619 ..................        133,337
     99,805 7.000%, due 05/01/32 Pool # 644591 ..................        105,059
    778,736 6.500%, due 06/01/32 Pool # 545691 ..................        806,436
      8,534 7.000%, due 08/01/32 Pool # 641302 ..................          8,980
  1,606,564 6.000%, due 08/01/33 Pool # 729413 ..................      1,641,635
    849,632 6.000%, due 08/01/33 Pool # 729418 ..................        868,180
    951,204 5.500%, due 10/01/33 Pool # 254904 ..................        956,725
  2,733,624 5.500%, due 11/01/33 Pool # 555880 ..................      2,749,489
     29,942 5.000%, due 05/01/34 Pool # 782214 ..................         29,516
    706,238 5.000%, due 06/01/34 Pool # 255230 ..................        696,180
     36,155 7.000%, due 07/01/34 Pool # 792636 ..................         38,047
    299,776 5.500%, due 08/01/34 Pool # 793647 ..................        301,432
  1,040,832 5.500%, due 03/01/35 Pool # 815976 ..................      1,046,547
                                                                    ------------
                                                                      12,827,299
                                                                    ------------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.04%
     19,189 8.000%, due 10/20/15 Pool # 002995 ..................         20,499
    600,000 5.008%, due 12/16/25 Series 2004-43, Class C (G) ....        603,885
    132,698 6.500%, due 02/20/29 Pool # 002714 ..................        138,180
    120,013 6.500%, due 04/20/31 Pool # 003068 ..................        124,913
  1,300,000 6.000%, due 07/20/32 Series 2002-50, Class PE .......      1,323,228
                                                                    ------------
                                                                       2,210,705
                                                                    ------------
            TOTAL MORTGAGE BACKED ...............................     18,705,406
                                                                    ------------
            (Cost $18,675,458)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.76%
            FEDERAL FARM CREDIT BANK - 0.52%
  1,000,000 5.875%, due 10/03/16 ................................      1,102,147
                                                                    ------------
            FEDERAL HOME LOAN MORTGAGE CORP. - 0.35%
    750,000 4.500%, due 01/15/14 ................................        749,048
                                                                    ------------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.08%
    600,000 3.800%, due 01/18/08 ................................        592,705
    525,000 4.000%, due 09/02/08 ................................        518,423
    500,000 5.250%, due 08/01/12 ................................        515,038
    675,000 4.625%, due 10/15/14 (O) ............................        677,507
                                                                    ------------
                                                                       2,303,673
                                                                    ------------
            U.S. TREASURY BONDS - 0.81%
  1,360,000 6.250%, due 05/15/30 ................................      1,709,456
                                                                    ------------
            U.S. TREASURY NOTES - 7.00%
$    70,000 2.000%, due 08/31/05 (O) ............................   $     69,921
    560,000 1.500%, due 03/31/06 (O) ............................        551,709
  1,885,000 2.000%, due 05/15/06 (O) ............................      1,858,344
  1,400,000 3.125%, due 01/31/07 (O) ............................      1,382,609
    800,000 3.375%, due 02/28/07 (O) ............................        792,469
    700,000 2.750%, due 08/15/07 (O) ............................        682,746
  2,300,000 2.625%, due 05/15/08 (O) ............................      2,213,930
  2,150,000 3.000%, due 02/15/09 (O) ............................      2,072,314
  1,210,000 3.875%, due 05/15/10 (O) ............................      1,195,205
    650,000 3.875%, due 07/15/10 ................................        643,475
    405,000 5.000%, due 02/15/11 (O) ............................        421,991
    550,000 5.000%, due 08/15/11 (O) ............................        574,578
  1,075,000 4.000%, due 02/15/14 (O) ............................      1,055,306
    400,000 4.250%, due 11/15/14 (O) ............................        398,797
    975,000 4.125%, due 05/15/15 (O) ............................        962,661
                                                                    ------------
                                                                      14,876,055
                                                                    ------------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS ........     20,740,379
                                                                    ------------
            (Cost $20,601,250)

Shares

INVESTMENT COMPANIES - 11.42%
          1 J.P. Morgan Prime Money Market Fund .................              1
  3,310,890 SSgA Prime Money Market Fund ........................      3,310,890
 20,945,314 State Street Navigator Securities
            Lending Prime Portfolio (I) .........................     20,945,314
                                                                    ------------
            TOTAL INVESTMENT COMPANIES ..........................     24,256,205
                                                                    ------------
            (Cost $24,256,205)
TOTAL INVESTMENTS - 109.50% .....................................    232,581,524
                                                                    ------------
(Cost $212,744,178**)

NET OTHER ASSETS AND LIABILITIES - (9.50)%                           (20,169,654)
                                                                    ------------
TOTAL NET ASSETS - 100.00% ......................................   $212,411,870
                                                                    ============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $212,903,856.

(C) Securities sold within the terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.23% of total net assets.

(G)  Floating rate or variable rate note. Rate shown is as of July 31, 2005.

(I)  Represents collateral held in connection with securities lending.

(L) Security valued at fair value using methods determined in good faith by and under the general supervision of the Board of Trustees (see note 1).

(M) Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below the stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.

(O)  All (or portion of security) on loan.

ADR  American Depository Receipt.

PLC  Public Limited Company.

              See accompanying Notes to Portfolios of Investments.

                                                (MEMBERS MUTUAL FUNDS (TM) LOGO)

QUARTERLY HOLDINGS REPORT JULY 31, 2005

18       GROWTH AND INCOME FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)


                                                                        Value
Share                                                                 (Note 1)
-----                                                               ------------
COMMON STOCKS - 98.76%
            CONSUMER DISCRETIONARY - 11.11%
     26,600 Belo Corp., Class A (O) .............................   $    635,208
     41,791 Comcast Corp., Class A * ............................      1,284,237
     84,200 Home Depot, Inc. ....................................      3,663,542
    115,200 McDonald's Corp. ....................................      3,590,784
     35,000 Newell Rubbermaid, Inc. (O) .........................        870,450
     65,500 Target Corp. ........................................      3,848,125
    107,100 Time Warner, Inc. * .................................      1,822,842
     68,400 Viacom, Inc., Class B ...............................      2,290,716
     93,600 Walt Disney Co. .....................................      2,399,904
                                                                    ------------
                                                                      20,405,808
                                                                    ------------
            CONSUMER STAPLES - 6.77%
     32,500 Altria Group, Inc. ..................................      2,176,200
     21,500 Coca-Cola Co. .......................................        940,840
     73,400 General Mills, Inc. .................................      3,479,160
     27,300 Kimberly-Clark Corp. ................................      1,740,648
     21,400 Procter & Gamble Co. ................................      1,190,482
    145,700 Sara Lee Corp. ......................................      2,903,801
                                                                    ------------
                                                                      12,431,131
                                                                    ------------
            ENERGY - 12.66%
     18,000 Anadarko Petroleum Corp. ............................      1,590,300
     19,700 Apache Corp. ........................................      1,347,480
     31,206 BP PLC, ADR .........................................      2,055,851
     49,966 Chevron Corp. .......................................      2,898,528
     50,600 ConocoPhillips ......................................      3,167,054
     18,200 Cooper Cameron Corp. * ..............................      1,291,836
     42,100 Devon Energy Corp. ..................................      2,361,389
     97,200 Exxon Mobil Corp. ...................................      5,710,500
     17,800 Schlumberger, Ltd. ..................................      1,490,572
     23,852 Transocean, Inc. * ..................................      1,345,968
                                                                    ------------
                                                                      23,259,478
                                                                    ------------
            FINANCIALS - 25.29%
     85,000 Allstate Corp. ......................................      5,207,100
     21,000 American International Group, Inc. ..................      1,264,200
    120,184 Bank of America Corp. ...............................      5,240,022
      5,000 Bear Stearns Cos., Inc. .............................        510,550
         10 Berkshire Hathaway, Inc., Class A (O) * .............        835,000
    147,966 Citigroup, Inc. .....................................      6,436,521
     19,100 Equity Residential, REIT ............................        771,640
     20,000 Freddie Mac .........................................      1,265,600
     88,268 J.P. Morgan Chase & Co. .............................      3,101,738
     12,600 Marsh & McLennan Cos., Inc. .........................        365,022
     58,400 Morgan Stanley ......................................      3,098,120
     57,100 National City Corp. .................................      2,107,561
     11,000 Principal Financial Group ...........................        483,450
     66,000 Prudential Financial, Inc. ..........................      4,415,400
     20,000 St. Paul Travelers Cos., Inc. .......................        880,400
     27,700 SunTrust Banks, Inc. ................................      2,014,344
     41,300 U.S. Bancorp ........................................      1,241,478
     66,000 Wachovia Corp. ......................................      3,325,080
     56,400 Wells Fargo & Co. ...................................      3,459,576
      6,000 XL Capital, Ltd., Class A ...........................        430,920
                                                                    ------------
                                                                      46,453,722
                                                                    ------------
            HEALTH CARE - 8.81%
     35,300 Abbott Laboratories .................................   $  1,646,039
     82,100 Baxter International, Inc. ..........................      3,224,067
     21,100 Community Health Systems, Inc. * ....................        814,671
     49,600 GlaxoSmithKline PLC, ADR (O) ........................      2,353,024
     20,800 HCA, Inc. ...........................................      1,024,400
     28,700 Merck & Co., Inc. ...................................        891,422
     83,640 Pfizer, Inc. ........................................      2,216,460
     15,400 Triad Hospitals, Inc. * .............................        764,918
     29,800 Watson Pharmaceuticals, Inc. * ......................        995,320
     49,200 Wyeth ...............................................      2,250,900
                                                                    ------------
                                                                      16,181,221
                                                                    ------------
            INDUSTRIALS - 10.83%
     40,000 Burlington Northern Santa Fe Corp. ..................      2,170,000
     45,000 Emerson Electric Co. ................................      2,961,000
     84,900 General Electric Co. ................................      2,929,050
     89,300 Honeywell International, Inc. .......................      3,507,704
     22,900 Masco Corp. .........................................        776,539
     24,000 Textron, Inc. .......................................      1,780,080
     31,000 Tyco International, Ltd. ............................        944,570
     54,600 United Technologies Corp. ...........................      2,768,220
     72,800 Waste Management, Inc. ..............................      2,047,136
                                                                    ------------
                                                                      19,884,299
                                                                    ------------
            INFORMATION TECHNOLOGY - 10.86%
     46,500 Applied Materials, Inc. .............................        858,390
     43,600 Automatic Data Processing, Inc. .....................      1,936,276
     76,242 Computer Associates International, Inc. .............      2,092,843
     44,200 Computer Sciences Corp. * ...........................      2,023,476
     84,600 EMC Corp./Massachusetts * ...........................      1,158,174
     14,894 Freescale Semiconductor, Inc., Class B * ............        383,520
    108,921 Hewlett-Packard Co. .................................      2,681,635
     61,500 Intel Corp. .........................................      1,669,110
     32,100 International Business Machines Corp. ...............      2,679,066
    134,900 Motorola, Inc. ......................................      2,857,182
     50,300 Texas Instruments, Inc. .............................      1,597,528
                                                                    ------------
                                                                      19,937,200
                                                                    ------------
            MATERIALS - 4.23%
     13,200 Air Products & Chemicals, Inc. ......................        788,832
     58,000 Alcoa, Inc. .........................................      1,626,900
     66,000 E.I. du Pont de Nemours & Co. .......................      2,816,880
     15,400 PPG Industries, Inc. ................................      1,001,462
     22,300 Weyerhaeuser Co. ....................................      1,538,254
                                                                    ------------
                                                                       7,772,328
                                                                    ------------
            TELECOMMUNICATION SERVICES - 4.60%
     50,700 Alltell Corp. .......................................      3,371,550
    102,000 SBC Communications, Inc. ............................      2,493,900
     43,600 Telefonos de Mexico S.A. de C.V., ADR ...............        840,172
     50,820 Verizon Communications, Inc. ........................      1,739,569
                                                                    ------------
                                                                       8,445,191
                                                                    ------------
            UTILITIES - 3.60%
     30,300 Ameren Corp. ........................................      1,685,286
     34,400 Consolidated Edison, Inc. (O) .......................      1,656,704
     34,000 FPL Group, Inc. .....................................      1,466,080
     40,400 Progress Energy, Inc. ...............................      1,802,244
                                                                    ------------
                                                                       6,610,314
                                                                    ------------
            TOTAL COMMON STOCKS .................................    181,380,692
                                                                    ------------
            (Cost $153,701,438)

              See accompanying Notes to Portfolios of Investments.

(MEMBERS MUTUAL FUNDS (TM) LOGO)

                                         QUARTERLY HOLDINGS REPORT JULY 31, 2005

   GROWTH AND INCOME FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED) 19


                                                                        Value
Share                                                                 (Note 1)
-----                                                               ------------
INVESTMENT COMPANIES - 3.41%
2,365,350 SSgA Prime Money Market Fund ..........................   $  2,365,350
3,901,492 State Street Navigator Securities
          Lending Prime Portfolio (I) ...........................      3,901,492
                                                                    ------------
          TOTAL INVESTMENT COMPANIES ............................      6,266,842
          (Cost $6,266,842)
                                                                    ------------
TOTAL INVESTMENTS - 102.17% .....................................    187,647,534
                                                                    ------------
(Cost $159,968,280**)
NET OTHER ASSETS AND LIABILITIES - (2.17)%                            (3,987,949)
                                                                    ------------
TOTAL NET ASSETS - 100.00% ......................................   $183,659,585
                                                                    ============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $160,866,739.

(I)  Represents collateral held in connection with securities lending.

(O)  All (or portion of) security on loan.

ADR  American Depository Receipt.

PLC  Public Limited Company.

REIT Real Estate Investment Trust.

              See accompanying Notes to Portfolios of Investments.

                                                (MEMBERS MUTUAL FUNDS (TM) LOGO)

QUARTERLY HOLDINGS REPORT JULY 31, 2005

20       CAPITAL APPRECIATION FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)


                                                                        Value
Shares                                                                 (Note 1)
------                                                               -----------
COMMON STOCKS - 98.93%
        CONSUMER DISCRETIONARY - 11.97%
 42,550 Brinker International, Inc. * ............................   $ 1,740,295
 30,400 Carnival Corp. ...........................................     1,592,960
 23,390 Discovery Holding Co., Class A * .........................       333,775
 32,000 Home Depot, Inc. .........................................     1,392,320
 45,800 Kohl's Corp. * ...........................................     2,580,830
233,900 Liberty Media Corp., Class A * ...........................     2,055,981
 22,100 Target Corp. .............................................     1,298,375
 67,900 Tiffany & Co. ............................................     2,310,637
 54,200 Time Warner, Inc. * ......................................       922,484
 48,500 Viacom, Inc., Class B ....................................     1,624,265
 33,000 Walt Disney Co. ..........................................       846,120
                                                                     -----------
                                                                      16,698,042
                                                                     -----------
        CONSUMER STAPLES - 9.82%
 62,800 Coca-Cola Co. ............................................     2,748,128
 27,100 CVS Corp. ................................................       840,913
 33,900 Estee Lauder Cos., Inc., Class A .........................     1,326,846
 14,800 General Mills, Inc. ......................................       701,520
 58,800 Kraft Foods, Inc., Class A (O) ...........................     1,796,340
 41,400 Procter & Gamble Co. .....................................     2,303,082
 29,100 Sysco Corp. ..............................................     1,049,346
 59,400 Wal-Mart Stores, Inc. ....................................     2,931,390
                                                                     -----------
                                                                      13,697,565
                                                                     -----------
        ENERGY - 10.04%
 27,950 Apache Corp. .............................................     1,911,780
 25,800 Chevron Corp. ............................................     1,496,658
 51,600 ConocoPhillips ...........................................     3,229,644
 32,200 Exxon Mobil Corp. ........................................     1,891,750
 29,100 Marathon Oil Corp. .......................................     1,698,276
 18,600 Noble Corp. ..............................................     1,249,548
 24,900 Weatherford International, Ltd. (O) * ....................     1,575,672
 27,066 XTO Energy, Inc. .........................................       949,746
                                                                     -----------
                                                                      14,003,074
                                                                     -----------
        FINANCIALS - 18.65%
 19,000 ACE, Ltd. ................................................       877,990
 42,000 American International Group, Inc. .......................     2,528,400
 66,700 Bank of America Corp. ....................................     2,908,120
 40,600 Bank of New York Co., Inc. ...............................     1,249,668
  8,000 Chubb Corp. ..............................................       710,560
 94,000 Citigroup, Inc. ..........................................     4,089,000
 15,300 Fifth Third Bancorp ......................................       659,430
 30,600 Freddie Mac ..............................................     1,936,368
 15,500 Goldman Sachs Group, Inc. ................................     1,665,940
 18,800 J.P. Morgan Chase & Co. ..................................       660,632
 19,800 Marsh & McLennan Cos., Inc. ..............................       573,606
 35,200 Metlife, Inc. ............................................     1,729,728
 40,100 U.S. Bancorp .............................................     1,205,406
 17,900 Wachovia Corp. ...........................................       901,802
 42,800 Wells Fargo & Co. ........................................     2,625,352
 13,300 XL Capital, Ltd., Class A ................................       955,206
 10,500 Zions Bancorp ............................................       750,540
                                                                     -----------
                                                                      26,027,748
                                                                     -----------
        HEALTH CARE - 12.48%
 46,500 Abbott Laboratories ......................................   $ 2,168,295
 79,600 Applera Corp. - Applied Biosystems Group .................     1,657,272
 37,500 Boston Scientific Corp. * ................................     1,085,625
 18,300 Community Health Systems, Inc. * .........................       706,563
 15,700 Genzyme Corp. * ..........................................     1,168,237
 30,800 Health Management Associates, Inc., Class A ..............       733,040
  7,760 Hospira, Inc. * ..........................................       296,820
 69,100 IMS Health, Inc. .........................................     1,881,593
 35,000 Johnson & Johnson ........................................     2,238,600
 30,800 MedImmune, Inc. * ........................................       875,028
 14,900 Merck & Co., Inc. ........................................       462,794
 65,738 Pfizer, Inc. .............................................     1,742,057
  8,900 Triad Hospitals, Inc. * ..................................       442,063
 42,700 Wyeth ....................................................     1,953,525
                                                                     -----------
                                                                      17,411,512
                                                                     -----------
        INDUSTRIALS - 10.73%
 17,000 CSX Corp. ................................................       774,180
 42,400 Dover Corp. ..............................................     1,749,424
 16,400 FedEx Corp. ..............................................     1,379,076
 12,800 General Dynamics Corp. ...................................     1,474,432
 97,700 General Electric Co. .....................................     3,370,650
 29,400 Honeywell International, Inc. ............................     1,154,832
 20,500 Illinois Tool Works, Inc. ................................     1,755,825
 47,200 Masco Corp. ..............................................     1,600,552
 23,000 Tyco International, Ltd. .................................       700,810
 36,000 Waste Management, Inc. ...................................     1,012,320
                                                                     -----------
                                                                      14,972,101
                                                                     -----------
        INFORMATION TECHNOLOGY - 17.60%
 26,514 ADC Telecommunications, Inc. (O) * .......................       693,076
 13,900 Affiliated Computer Services, Inc., Class A * ............       694,583
 76,400 Altera Corp. * ...........................................     1,670,868
 24,600 Autodesk, Inc. ...........................................       841,074
93,400 Cadence Design Systems, Inc. (O) * ........................     1,502,806
 63,100 Celestica, Inc. (O) * ....................................       735,115
 76,200 Cisco Systems, Inc. * ....................................     1,459,230
 46,600 Dell, Inc. * .............................................     1,885,902
104,100 EMC Corp./Massachusetts * ................................     1,425,129
 34,860 First Data Corp. .........................................     1,434,140
  3,588 Freescale Semiconductor, Inc., Class B * .................        92,391
 58,700 Hewlett-Packard Co. ......................................     1,445,194
 41,500 Intel Corp. ..............................................     1,126,310
 16,500 International Business Machines Corp. ....................     1,377,090
 30,000 Kla-Tencor Corp. .........................................     1,551,000
 86,300 Micron Technology, Inc. * ................................     1,025,244
127,100 Microsoft Corp. ..........................................     3,255,031
 54,000 Motorola, Inc. ...........................................     1,143,720
 20,400 Novellus Systems, Inc. * .................................       588,540
 27,912 Symantec Corp. * .........................................       613,219
                                                                     -----------
                                                                      24,559,662
                                                                     -----------
        MATERIALS - 2.78%
 23,000 Alcoa, Inc. ..............................................       645,150
 32,200 Praxair, Inc. ............................................     1,590,358
 35,600 Rohm and Haas Co. ........................................     1,639,736
                                                                     -----------
                                                                       3,875,244
                                                                     -----------

              See accompanying Notes to Portfolios of Investments.

(MEMBERS MUTUAL FUNDS (TM) LOGO)

                                         QUARTERLY HOLDINGS REPORT JULY 31, 2005

CAPITAL APPRECIATION FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED) 21


                                                                       Value
Shares                                                                (Note 1)
------                                                              ------------
COMMON STOCKS (CONTINUED)
          TELECOMMUNICATION SERVICES - 2.90%
   27,100 BellSouth Corp. .......................................   $    747,960
   42,700 CenturyTel, Inc. ......................................      1,467,599
   62,500 SBC Communications, Inc. ..............................      1,528,125
    9,000 Verizon Communications, Inc. ..........................        308,070
                                                                    ------------
                                                                       4,051,754
                                                                    ------------
          UTILITIES - 1.96%
   31,600 AES Corp. * ...........................................        507,180
   51,500 FPL Group, Inc. .......................................      2,220,680
                                                                    ------------
                                                                       2,727,860
                                                                    ------------
          TOTAL COMMON STOCKS ...................................    138,024,562
                                                                    ------------
          (Cost $119,381,761)

INVESTMENT COMPANIES - 4.75%
1,617,718 SSgA Prime Money Market Fund ..........................      1,617,718
5,017,710 State Street Navigator Securities
          Lending Prime Portfolio (I) ...........................      5,017,710
                                                                    ------------
          TOTAL INVESTMENT COMPANIES ............................      6,635,428
                                                                    ------------
          (Cost $6,635,428)

TOTAL INVESTMENTS - 103.68% .....................................    144,659,990
(Cost $126,017,189**)
NET OTHER ASSETS AND LIABILITIES - (3.68)% ......................     (5,139,096)
                                                                    ------------
TOTAL NET ASSETS - 100.00% ......................................   $139,520,894
                                                                    ============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $126,180,746.

(I)  Represents collateral held in connection with securities lending.

(O)  All (or portion of security) on loan.

              See accompanying Notes to Portfolios of Investments.

                                                (MEMBERS MUTUAL FUNDS (TM) LOGO)

QUARTERLY HOLDINGS REPORT JULY 31, 2005

22            MID-CAP FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)


                                                                        Value
Shares                                                                 (Note 1)
------                                                               -----------
COMMON STOCKS - 97.27%
       CONSUMER DISCRETIONARY - 13.60%
 4,700 Advo, Inc. ................................................   $   165,205
36,500 Belo Corp., Class A .......................................       871,620
15,400 Brinker International, Inc. * .............................       629,860
 6,300 Cato Corp., Class A .......................................       133,308
 2,500 CEC Entertainment, Inc. * .................................        95,775
13,900 Darden Restaurants, Inc. ..................................       482,330
 4,000 GameStop Corp., Class B * .................................       128,000
 5,200 Gildan Activewear, Inc. * .................................       152,568
39,500 Interpublic Group of Cos., Inc. * .........................       493,750
20,200 Jones Apparel Group, Inc. .................................       617,514
18,600 Linens 'N Things, Inc. * ..................................       488,250
 1,500 Matthews International Corp., Class A .....................        58,500
13,600 May Department Stores Co. .................................       558,280
 4,000 Modine Manufacturing Co. ..................................       144,280
43,600 Newell Rubbermaid, Inc. (O) ...............................     1,084,332
10,700 O'Reilly Automotive, Inc. * ...............................       345,182
13,400 Outback Steakhouse, Inc. ..................................       624,172
   942 Proliance International, Inc. (O) * .......................         5,925
 7,600 Ruby Tuesday, Inc. (O) ....................................       190,152
 5,200 Stage Stores, Inc. * ......................................       229,684
17,600 Talbots, Inc. (O) .........................................       601,392
17,100 Tiffany & Co. .............................................       581,913
22,100 TJX Companies, Inc. .......................................       519,571
 1,400 Valassis Communications, Inc. * ...........................        55,370
 7,400 WCI Communities, Inc. (O) * ...............................       251,304
 6,300 Yankee Candle Co., Inc. ...................................       190,890
                                                                     -----------
                                                                       9,699,127
                                                                     -----------
       CONSUMER STAPLES - 5.10%
 5,800 Casey's General Stores, Inc. ..............................       126,208
10,500 Clorox Co. ................................................       586,425
10,400 Estee Lauder Cos., Inc., Class A ..........................       407,056
47,300 Hain Celestial Group, Inc. (O) * ..........................       937,959
11,500 Herbalife, Ltd. * .........................................       264,385
 5,600 Hormel Foods Corp. ........................................       165,816
15,500 McCormick & Co., Inc. .....................................       539,090
 8,200 NBTY, Inc. * ..............................................       198,440
11,000 Sara Lee Corp. ............................................       219,230
 4,000 Universal Corp./Richmond VA ...............................       190,800
                                                                     -----------
                                                                       3,635,409
                                                                     -----------
       ENERGY - 9.98%
 5,700 Amerada Hess Corp. ........................................       671,802
 3,200 Arch Coal, Inc. (O) .......................................       182,144
 8,300 BJ Services Co. ...........................................       506,217
 6,450 Encore Acquisition Co. * ..................................       203,433
17,500 ENSCO International, Inc. .................................       706,650
 8,000 EOG Resources, Inc. .......................................       488,800
12,300 Forest Oil Corp. * ........................................       550,548
12,800 Marathon Oil Corp. ........................................       747,008
17,400 Pioneer Natural Resources Co. .............................       753,942
 6,900 Plains Exploration and Production Co. * ...................       265,995
10,200 Smith International, Inc. .................................       692,988
 9,800 Valero Energy Corp. .......................................       811,244
 9,200 Vintage Petroleum, Inc. ...................................       323,196
 5,300 Whiting Petroleum Corp. * .................................       211,735
                                                                     -----------
                                                                       7,115,702
                                                                     -----------
       FINANCIALS - 24.41%
 4,300 American Capital Strategies, Ltd. .........................   $   161,809
12,400 AmSouth Bancorp ...........................................       346,084
 6,200 Arthur J. Gallagher & Co. (O) .............................       172,918
16,160 Associated Banc-Corp ......................................       550,410
14,100 Assured Guaranty, Ltd. ....................................       336,285
11,000 Bear Stearns Cos., Inc. ...................................     1,123,210
17,700 Colonial BancGroup, Inc. (O) ..............................       411,879
11,000 Compass Bancshares, Inc. ..................................       530,310
 4,900 Cousins Properties, Inc., REIT ............................       159,740
 4,050 Delphi Financial Group, Class A ...........................       196,466
 6,700 Equity Residential, REIT ..................................       270,680
22,000 Federated Investors, Inc., Class B ........................       702,680
11,500 First Horizon National Corp. (O) ..........................       469,085
 3,300 First Midwest Bancorp, Inc. ...............................       123,156
13,800 FirstMerit Corp. (O) ......................................       390,402
 5,000 IPC Holdings, Ltd. ........................................       202,250
14,800 Jefferson-Pilot Corp. .....................................       742,516
 3,500 M&T Bank Corp. ............................................       379,785
 4,400 Maguire Properties, Inc., REIT ............................       131,780
18,800 Marshall & Ilsley Corp. ...................................       863,296
 2,400 MB Financial, Inc. ........................................        99,840
 9,400 MBIA, Inc. ................................................       570,956
 7,400 NewAlliance Bancshares, Inc. ..............................       106,930
 6,300 North Fork Bancorp., Inc. .................................       174,131
10,900 PartnerRe, Ltd. ...........................................       706,538
 7,200 Platinum Underwriters Holdings, Ltd. (Bermuda) ............       249,624
23,200 Principal Financial Group .................................     1,019,640
12,600 Protective Life Corp. .....................................       548,856
 7,000 PS Business Parks, Inc., REIT .............................       325,010
15,200 Radian Group, Inc. ........................................       784,016
 3,300 RAIT Investment Trust, REIT (O) ...........................       104,577
 1,500 Realty Income Corp., REIT .................................        37,485
 6,500 Reinsurance Group of America, Inc. ........................       274,105
17,800 Safeco Corp. ..............................................       977,932
 8,400 Scottish Re Group Ltd. ....................................       202,020
 6,400 SL Green Realty Corp., REIT ...............................       446,080
13,800 TCF Financial Corp. (O) ...................................       379,086
 4,200 Texas Regional Bancshares, Inc., Class A ..................       124,572
11,600 Torchmark Corp. ...........................................       606,332
11,000 U-Store-It Trust, REIT ....................................       221,650
 8,400 Universal American Financial Corp. * ......................       206,808
 5,200 Ventas, Inc., REIT ........................................       167,908
 3,800 Webster Financial Corp. ...................................       183,160
 2,700 Westamerica Bancorp .......................................       147,825
 6,703 Zions Bancorp .............................................       479,130
                                                                     -----------
                                                                      17,408,952
                                                                     -----------
       HEALTH CARE - 6.53%
 5,100 Amsurg Corp. * ............................................       142,851
11,200 Becton Dickinson & Co. ....................................       620,144
11,300 Community Health Systems, Inc. * ..........................       436,293
 2,500 Diagnostic Products Corp. .................................       141,150
13,316 Fisher Scientific International, Inc. * ...................       892,838
 8,800 Health Management Associates, Inc., Class A ...............       209,440
 8,800 Hospira, Inc. * ...........................................       336,600
 8,600 Idexx Laboratories, Inc.(O) * .............................       545,756
12,600 Omnicare, Inc. ............................................       580,860
 4,200 PolyMedica Corp. ..........................................       147,504
 8,300 Triad Hospitals, Inc. * ...................................       412,261
 5,800 Watson Pharmaceuticals, Inc. * ............................       193,720
                                                                     -----------
                                                                       4,659,417
                                                                     -----------

              See accompanying Notes to Portfolios of Investments.

(MEMBERS MUTUAL FUNDS (TM) LOGO)

                                         QUARTERLY HOLDINGS REPORT JULY 31, 2005

              MID-CAP FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)            23


                                                                        Value
Shares                                                                 (Note 1)
------                                                               -----------
COMMON STOCKS (CONTINUED)
          INDUSTRIALS - 13.48%
    7,800 Acuity Brands, Inc. ....................................   $   227,604
    9,800 Airtran Holdings, Inc. (O) * ...........................       112,112
    5,100 Albany International Corp., Class A ....................       178,704
   14,400 Avery Dennison Corp. ...................................       816,048
    4,300 Carlisle Cos., Inc. ....................................       283,198
   18,900 CSX Corp. ..............................................       860,706
    2,400 Curtiss-Wright Corp. ...................................       147,360
    9,025 Genesee & Wyoming, Inc., Class A * .....................       273,187
    9,000 Ingersoll-Rand Co., Ltd., Class A ......................       703,530
   20,200 Manpower, Inc. .........................................       965,560
   12,000 Masco Corp. ............................................       406,920
    5,100 Mueller Industries, Inc. ...............................       149,328
    7,500 Parker-Hannifin Corp. ..................................       492,900
   17,400 R. R. Donnelley & Sons Co. .............................       627,270
   29,900 Republic Services, Inc. ................................     1,083,875
    7,400 Simpson Manufacturing Co., Inc. ........................       283,568
   12,900 Teleflex, Inc. (O) .....................................       855,657
    8,700 United Stationers, Inc. * ..............................       451,095
   11,100 W.W. Grainger, Inc. ....................................       691,752
                                                                     -----------
                                                                       9,610,374
                                                                     -----------
          INFORMATION TECHNOLOGY - 8.38%
   12,100 Affiliated Computer Services, Inc., Class A * ..........       604,637
   27,000 Andrew Corp. * .........................................       296,730
   19,100 Arrow Electronics, Inc. * ..............................       573,382
   53,600 Atmel Corp. * ..........................................       125,424
    7,900 ATMI, Inc. (O) * .......................................       251,457
   27,800 Avaya, Inc. * ..........................................       287,174
    9,500 Belden CDT, Inc. .......................................       210,900
    2,800 Black Box Corp. ........................................       122,640
    6,400 Computer Sciences Corp. * ..............................       292,992
   22,000 Convergys Corp. * ......................................       320,100
    2,300 Diebold, Inc. ..........................................       114,264
    7,400 Electronics for Imaging * ..............................       155,918
    3,700 Intergraph Corp. (O) * .................................       140,711
   22,000 Intersil Corp., Class A ................................       426,140
   27,200 LSI Logic Corp. (O) * ..................................       265,472
    4,600 MAXIMUS, Inc. ..........................................       175,628
    8,200 Molex, Inc. ............................................       231,568
    6,600 NAM TAI Electronics, Inc. ..............................       156,420
   15,900 Reynolds and Reynolds Co., Class A .....................       444,882
    3,100 Technitrol, Inc. .......................................        40,114
   53,600 Tellabs, Inc. * ........................................       520,992
    5,300 Varian Semiconductor Equipment Associates, Inc. (O) * ..       220,056
                                                                     -----------
                                                                       5,977,601
                                                                     -----------
          MATERIALS - 7.80%
    3,000 Aber Diamond Corp. .....................................        93,240
   17,700 Air Products & Chemicals, Inc. .........................     1,057,752
    3,300 Aptargroup, Inc. .......................................       164,505
   19,300 Bemis Co. ..............................................       521,100
   14,300 Bowater, Inc. ..........................................       483,483
    4,500 Compass Minerals International, Inc. ...................       114,525
    9,000 Martin Marietta Materials, Inc. ........................       654,210
    5,700 Meridian Gold, Inc. * ..................................       101,688
    7,700 Novelis, Inc. ..........................................       213,906
    8,900 PPG Industries, Inc. ...................................   $   578,767
   11,300 Rohm and Haas Co. ......................................       520,478
   27,700 Smurfit-Stone Container Corp. * ........................       336,001
   14,800 Valspar Corp. (O) ......................................       726,088
                                                                     -----------
                                                                       5,565,743
                                                                     -----------
          TELECOMMUNICATION SERVICES - 1.07%
   22,100 CenturyTel, Inc. ........................................      759,577
                                                                     -----------
          UTILITIES - 6.92%
   18,000 AES Corp. * ............................................       288,900
   27,000 Alliant Energy Corp. ...................................       785,700
   13,300 Ameren Corp. ...........................................       739,746
   19,100 Constellation Energy Group, Inc. .......................     1,150,011
    2,200 New Jersey Resources Corp. .............................       103,972
   25,300 Pepco Holdings, Inc. ...................................       603,911
    7,750 PNM Resources, Inc. ....................................       227,772
    4,500 Weststar Energy, Inc. ..................................       109,485
    3,100 WGL Holdings, Inc. .....................................       106,795
   20,300 Wisconsin Energy Corp. .................................       815,045
                                                                     -----------
                                                                       4,931,337
                                                                     -----------
          TOTAL COMMON STOCKS ....................................    69,363,239
                                                                     -----------
          (Cost $54,405,079 )

Par Value

CERTIFICATE OF DEPOSIT - 0.17%
$ 120,000 State Street Eurodollar ................................       120,000
                                                                     -----------
          TOTAL CERTIFICATE OF DEPOSIT ...........................       120,000
                                                                     -----------
          (Cost $120,000 )

Shares

INVESTMENT COMPANIES - 15.06%
3,222,040 SSgA Prime Money Market Fund ...........................     3,222,040
7,519,890 State Street Navigator Securities
          Lending Prime Portfolio (I) ............................     7,519,890
                                                                     -----------
          TOTAL INVESTMENT COMPANIES .............................    10,741,930
                                                                     -----------
          (Cost $10,741,930 )

TOTAL INVESTMENTS - 112.50% ......................................    80,225,169
                                                                     -----------
(Cost $65,267,009**)

NET OTHER ASSETS AND LIABILITIES - (12.50)% ......................    (8,915,216)
                                                                     -----------
TOTAL NET ASSETS - 100.00% .......................................   $71,309,953
                                                                     ===========

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $65,284,494.

(I)  Represents collateral held in connection with securities lending.

(O)  All (or portion of security) on loan.

REIT Real Estate Investment Trust.

              See accompanying Notes to Portfolios of Investments.

                                                (MEMBERS MUTUAL FUNDS (TM) LOGO)

QUARTERLY HOLDINGS REPORT JULY 31, 2005

24        MULTI-CAP GROWTH FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)


                                                                         Value
Shares                                                                 (Note 1)
------                                                                ----------
COMMON STOCKS - 98.12%
       CONSUMER DISCRETIONARY - 12.56%
 4,800 Abercrombie & Fitch Co., Class A ...........................   $  345,840
 4,500 Apollo Group, Inc., Class A * ..............................      338,175
 2,940 aQuantive, Inc. (O) * ......................................       55,448
 9,400 Chico's FAS, Inc. * ........................................      377,034
 5,800 Coach, Inc. * ..............................................      203,638
 8,000 D.R. Horton, Inc. ..........................................      328,640
 1,330 Dick's Sporting Goods, Inc. (O) * ..........................       52,828
 5,600 Education Management Corp. * ...............................      194,600
 2,600 Electronics Boutique Holdings Corp. (O) * ..................      168,116
 4,200 Fastenal Co. (O) ...........................................      275,688
 7,020 GameStop Corp., Class B * ..................................      224,640
23,510 Geox SpA ...................................................      213,152
14,590 La Quinta Corp. * ..........................................      131,310
 7,975 Omnicom Group ..............................................      676,838
 3,400 Paccar, Inc. ...............................................      245,548
 2,650 Red Robin Gourmet Burgers, Inc. (O) * ......................      159,106
 1,080 Standard-Pacific Corp. .....................................      103,021
 3,100 Wynn Resorts, Ltd. (O) * ...................................      174,530
44,730 XM Satellite Radio Holdings, Inc., Class A (O) * ...........    1,593,730
                                                                      ----------
                                                                       5,861,882
                                                                      ----------
       CONSUMER STAPLES - 1.78%
14,890 Procter & Gamble Co. .......................................      828,331
                                                                      ----------
       ENERGY - 7.30%
 2,480 Arch Coal, Inc. (O) ........................................      141,162
 3,415 Cabot Oil & Gas Corp. ......................................      138,376
 5,300 Cameco Corp. ...............................................      248,835
 6,400 EOG Resources, Inc. ........................................      391,040
12,620 Halliburton Co. ............................................      707,351
17,230 Petro-Canada ...............................................    1,237,631
 6,260 Petroleo Brasileiro, S.A., ADR (O) .........................      329,088
 6,133 XTO Energy, Inc. ...........................................      215,207
                                                                      ----------
                                                                       3,408,690
                                                                      ----------
       FINANCIALS - 13.96%
 1,590 Affiliated Managers Group (O) * ............................      113,367
 2,530 Arch Capital Group, Ltd. * .................................      116,380
12,110 Capital One Financial Corp. ................................      999,075
 3,970 CB Richard Ellis Group, Inc., Class A * ....................      182,779
 2,960 Chicago Mercantile Exchange Holdings, Inc...................      891,108
60,758 Countrywide Financial Corp. ................................    2,187,288
 8,340 Franklin Resources, Inc. ...................................      674,039
12,050 Legg Mason, Inc. ...........................................    1,230,907
 5,450 Nasdaq Stock Market, Inc. (O) * ............................      123,443
                                                                      ----------
                                                                       6,518,386
                                                                      ----------
       HEALTH CARE - 17.01%
 6,230 Abgenix, Inc. (O) * ........................................       64,605
 4,130 Aetna, Inc. ................................................      319,662
 5,930 Alkermes, Inc. (O) * .......................................       91,915
 4,050 Amgen, Inc. * ..............................................      322,987
 4,880 Amylin Pharmaceuticals, Inc. (O) * .........................       91,061
42,030 AstraZeneca PLC, ADR .......................................    1,909,843
 1,780 Atherogenics, Inc. (O) * ...................................       29,637
 3,000 Cephalon, Inc. (O) * .......................................      125,700
 6,400 DaVita, Inc. * .............................................      302,336
 2,800 Digene Corp. (O) * .........................................       81,452
13,840 Forest Laboratories, Inc. * ................................   $  552,493
 1,800 Foxhollow Technologies, Inc. * .............................       92,322
 5,100 HealthTronics, Inc. * ......................................       65,688
 4,750 Hologic, Inc. * ............................................      216,553
30,920 Medtronic, Inc. ............................................    1,667,825
 2,220 NPS Pharmaceuticals, Inc. (O) * ............................       24,131
 2,200 OSI Pharmaceuticals, Inc. (O) * ............................       90,860
 2,340 Pharmaceutical Product Development, Inc. * .................      133,918
43,300 Schering-Plough Corp. ......................................      901,506
16,400 UnitedHealth Group, Inc. ...................................      857,720
                                                                      ----------
                                                                       7,942,214
                                                                      ----------
       INDUSTRIALS - 11.69%
 2,680 Advisory Board Co. (O) * ...................................      139,842
17,290 Boeing Co. .................................................    1,141,313
 4,300 C. H. Robinson Worldwide, Inc. .............................      269,051
 2,400 Corporate Executive Board Co. ..............................      193,632
 2,220 Corrections Corp. of America * .............................       83,450
14,400 Danaher Corp. ..............................................      798,480
12,280 DiamondCluster International, Inc. * .......................      116,660
 3,900 Expeditors International of Washington, Inc. ...............      214,695
 4,490 General Dynamics Corp. .....................................      517,203
35,950 General Electric Co. .......................................    1,240,275
 2,300 Gol Linhas Aereas Inteligentes S.A., ADR (O) ...............       68,310
 1,800 Jacobs Engineering Group, Inc. * ...........................      105,984
 3,890 Knight Transportation, Inc. ................................       91,998
10,200 Robert Half International, Inc. ............................      345,678
 2,230 Stericycle, Inc. * .........................................      129,608
                                                                      ----------
                                                                       5,456,179
                                                                      ----------
       INFORMATION TECHNOLOGY - 33.01%
11,200 Amdocs, Ltd. * .............................................      332,528
 4,900 CDW Corp. ..................................................      303,800
58,590 Cisco Systems, Inc. * ......................................    1,121,998
 4,300 Cognizant Technology Solutions Corp., Class A * ............      211,044
45,000 Dell, Inc. * ...............................................    1,821,150
31,670 Electronic Arts, Inc. * ....................................    1,824,192
 3,810 F5 Networks, Inc. * ........................................      160,706
 4,000 Google, Inc., Class A * ....................................    1,151,040
 5,360 Insight Enterprises, Inc. * ................................      109,344
 4,500 Intuit, Inc. * .............................................      216,000
10,800 Jabil Circuit, Inc. * ......................................      336,852
 8,200 Lam Research Corp. * .......................................      233,290
 6,400 Linear Technology Corp. ....................................      248,704
 6,400 Logitech International S.A., ADR (O) * .....................      249,344
 8,220 MEMC Electronic Materials, Inc. * ..........................      139,658
 4,430 Microsemi Corp. (O) * ......................................       94,581
35,620 Microsoft Corp. ............................................      912,228
 8,700 Monster Worldwide, Inc. * ..................................      264,219
 1,800 NAVTEQ Corp. * .............................................       79,146
25,820 Network Appliance, Inc. * ..................................      658,668
23,110 Opsware, Inc. (O) * ........................................      129,416
 7,200 Pixar * ....................................................      309,672
 8,960 QUALCOMM, Inc. .............................................      353,830
32,120 Red Hat, Inc. (O) * ........................................      489,509
 8,320 Research In Motion, Ltd. * .................................      587,891
 8,450 Salesforce.com, Inc. (O) * .................................      198,998
10,100 SanDisk Corp. * ............................................      341,582
 8,485 Take-Two Interactive Software, Inc. (O) * ..................      208,816

              See accompanying Notes to Portfolios of Investments.

(MEMBERS MUTUAL FUNDS (TM) LOGO)

                                         QUARTERLY HOLDINGS REPORT JULY 31, 2005

    MULTI-CAP GROWTH FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED) 25


                                                                        Value
Shares                                                                (Note 1)
------                                                               -----------
COMMON STOCKS (CONTINUED)
          INFORMATION TECHNOLOGY (CONTINUED)
    5,220 THQ, Inc.(O) * .........................................   $   182,596
    6,300 VeriFone Holdings, Inc. * ..............................       131,355
    2,060 Websense, Inc. * .......................................       102,670
   57,130 Yahoo!, Inc. * .........................................     1,904,714
                                                                     -----------
                                                                      15,409,541
                                                                     -----------
          TELECOMMUNICATION SERVICES - 0.81%
    6,400 Alamosa Holdings, Inc. (O) * ...........................       102,784
   12,000 American Tower Corp., Class A (O) * ....................       275,760
                                                                     -----------
                                                                         378,544
                                                                     -----------
          TOTAL COMMON STOCKS ....................................    45,803,767
                                                                     -----------
          (Cost $39,398,539)

INVESTMENT COMPANIES - 13.31%
    1,040 Oil Service HOLDRs Trust (O) ...........................       117,634
  911,313 SSgA Prime Money Market Fund ...........................       911,313
5,183,175 State Street Navigator Securities
          Lending Prime Portfolio (I) ............................     5,183,175
                                                                     -----------
          TOTAL INVESTMENT COMPANIES .............................     6,212,122
                                                                     -----------
          (Cost $6,194,916)

TOTAL INVESTMENTS - 111.43% ......................................    52,015,889
                                                                     -----------
(Cost $45,593,455**)

NET OTHER ASSETS AND LIABILITIES - (11.43)% ......................    (5,335,822)
                                                                     -----------
TOTAL NET ASSETS - 100.00% .......................................   $46,680,067
                                                                     ===========

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $45,654,786.

(I)  Represents collateral held in connection with securities lending.

(O)  All (or portion of security) on loan.

ADR  American Depository Receipt.

PLC  Public Limited Company.

              See accompanying Notes to Portfolios of Investments.

                                                (MEMBERS MUTUAL FUNDS (TM) LOGO)

QUARTERLY HOLDINGS REPORT JULY 31, 2005

26      INTERNATIONAL STOCK FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED)


                                                                         Value
Shares                                                                 (Note 1)
------                                                                ----------
COMMON STOCKS - 94.23%
        AUSTRALIA - 0.74%
 23,521 ABC Learning Centres, Ltd. ................................   $   96,333
 18,300 James Hardie Industries N.V. ..............................      121,726
 27,552 John Fairfax Holdings, Ltd. ...............................       91,725
 59,221 Macquarie Infrastructure Group ............................      178,620
                                                                      ----------
                                                                         488,404
                                                                      ----------
        AUSTRIA - 0.21%
  2,700 Erste Bank der Oesterreichischen Sparkassen AG ............      137,526
                                                                      ----------
        BELGIUM - 0.56%
 10,000 InBev N.V .................................................      371,396
                                                                      ----------
        BRAZIL - 1.65%
  3,900 Brasil Telecom Participacoes S.A., ADR ....................      135,603
  4,600 Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR ...      100,648
    660 Cia de Bebidas das Americas, ADR ..........................       16,368
  4,100 Cia de Concessoes Rodoviarias .............................       92,027
 17,200 Cia Paranaense de Energia, ADR ............................       95,116
  6,700 Cia Vale do Rio Doce, ADR .................................      218,152
  1,500 Empressa Brasileira de Aeronautica S.A., ADR ..............       48,510
  5,500 Grendene S.A. .............................................       36,966
  4,800 Petroleo Brasileiro, S.A., ADR ............................      252,336
  8,100 Souza Cruz S.A. ...........................................       94,941
                                                                      ----------
                                                                       1,090,667
                                                                      ----------
        CANADA - 0.20%
  3,200 PetroKazakhstan, Inc., Class A ............................      134,944
                                                                      ----------
        CHILE - 0.13%
  3,300 AFP Provida S.A., ADR .....................................       87,780
                                                                      ----------
        CHINA - 0.63%
  4,500 China Techfaith Wireless Communication
        Technology, Ltd., ADR * ...................................       84,060
  1,360 CNOOC, Ltd., ADR ..........................................       94,942
186,000 People's Food Holdings, Ltd. ..............................      103,043
164,000 Yanzhou Coal Mining Co., Ltd. .............................      132,450
                                                                      ----------
                                                                         414,495
                                                                      ----------
        EGYPT - 0.63%
 18,705 Commercial International Bank, GDR (C) ....................      153,568
  2,000 Eastern Tobacco ...........................................       63,723
  1,598 Orascom Construction Industries ...........................       47,445
  1,500 Orascom Telecom Holding S.A.E. ............................      149,331
                                                                      ----------
                                                                         414,067
                                                                      ----------
        FINLAND - 2.79%
  9,000 Amer Sports OYJ ...........................................      175,634
 83,700 Nokia OYJ .................................................    1,335,415
  6,000 Nokian Renkaat OYJ ........................................      121,686
  9,000 Sampo OYJ .................................................      137,757
  2,200 Tietoenator OYJ ...........................................       71,491
                                                                      ----------
                                                                       1,841,983
                                                                      ----------
        FRANCE - 11.29%
 17,100 AXA S.A ...................................................      465,817
  3,000 Carbone Lorraine ..........................................      143,367
 13,200 Carrefour S.A. ............................................      621,647
 19,927 Credit Agricole S.A .......................................   $  545,120
 30,600 France Telecom S.A. .......................................      942,584
  6,800 Lagardere S.C.A. ..........................................      489,963
  3,000 Neopost S.A. ..............................................      279,077
  7,545 Sanofi-Aventis ............................................      651,820
  7,300 Schneider Electric S.A. ...................................      573,125
  7,200 Total S.A. ................................................    1,800,380
 29,400 Vivendi Universal S.A. ....................................      932,914
                                                                      ----------
                                                                       7,445,814
                                                                      ----------
        GERMANY - 8.21%
  9,900 Commerzbank AG ............................................      220,624
 55,700 Deutsche Telekom AG .......................................    1,104,687
  8,700 E.ON AG ...................................................      805,738
  1,400 Fielmann AG ...............................................      103,593
    620 PUMA AG Rudolf Dassler Sport ..............................      155,425
  2,100 Rheinmetall AG ............................................      117,204
  9,500 Schering AG ...............................................      596,794
 14,800 Siemens AG ................................................    1,140,655
  3,211 Techem AG * ...............................................      140,938
 19,000 Volkswagen AG .............................................    1,029,185
                                                                      ----------
                                                                       5,414,843
                                                                      ----------
        GREECE - 0.38%
  4,790 OPAP S.A. .................................................      155,945
  5,000 Piraeus Bank S.A. .........................................       94,876
                                                                      ----------
                                                                         250,821
                                                                      ----------
        HONG KONG - 1.03%
 56,500 China Netcom Group Corp., Hong Kong, Ltd. .................       86,308
 32,100 Esprit Holdings, Ltd. .....................................      238,342
 72,000 Hutchison Telecommunications International, Ltd. * ........       82,325
172,000 Pacific Basin Shipping, Ltd. ..............................       82,217
241,000 Texwinca Holdings, Ltd. ...................................      188,671
                                                                      ----------
                                                                         677,863
                                                                      ----------
        HUNGARY - 0.35%
    720 Gedeon Richter Rt .........................................      113,813
  1,200 MOL Magyar Olaj-es Gazipari Rt. ...........................      120,048
                                                                      ----------
                                                                         233,861
                                                                      ----------
        INDIA - 1.28%
  6,100 Hero Honda Motors, Ltd. ...................................       86,095
  3,750 Hindalco Industries, Ltd. .................................      109,553
 22,100 Hindustan Lever, Ltd. .....................................       84,557
 11,800 Reliance Industries, Ltd. .................................      190,778
 13,602 Satyam Computer Services, Ltd. ............................      162,840
 11,400 State Bank of India, Ltd. .................................      209,592
                                                                      ----------
                                                                         843,415
                                                                      ----------
        INDONESIA - 0.57%
398,000 Bank Mandiri Persero Tbk PT ...............................       65,087
 13,500 Telekomunikasi Indonesia Tbk PT, ADR ......................      312,255
                                                                      ----------
                                                                         377,342
                                                                      ----------
        IRELAND - 2.00%
 15,399 Anglo Irish Bank Corp. PLC ................................      207,316
 26,000 Bank of Ireland ...........................................      431,578
 19,387 CRH PLC ...................................................      549,885
  6,000 DCC PLC ...................................................      132,679
                                                                      ----------
                                                                       1,321,458
                                                                      ----------

              See accompanying Notes to Portfolios of Investments.

(MEMBERS MUTUAL FUNDS (TM) LOGO)

                                         QUARTERLY HOLDINGS REPORT JULY 31, 2005

 INTERNATIONAL STOCK FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED) 27


                                                                        Value
Shares                                                                 (Note 1)
------                                                               -----------
COMMON STOCKS (CONTINUED)
        ISRAEL - 0.21%
 41,200 Bank Hapoalim, Ltd. ......................................   $   138,438
                                                                     -----------
        ITALY - 3.10%
 18,000 Davide Campari - Milano SpA ..............................       139,907
 35,800 ENI SpA ..................................................     1,015,608
  3,700 Lottomatica SpA ..........................................       128,154
234,000 Telecom Italia SpA .......................................       763,933
                                                                     -----------
                                                                       2,047,602
                                                                     -----------
        JAPAN - 17.46%
  2,100 ABC-Mart, Inc. ...........................................        70,713
  5,350 Aiful Corp. ..............................................       386,283
 17,000 Bosch Corp. ..............................................        96,734
 11,000 Chiyoda Corp. ............................................       152,744
  3,200 Credit Saison Co., Ltd. ..................................       106,399
  3,000 Daito Trust Construction Co., Ltd. .......................       110,879
  1,900 Don Quijote Co., Ltd. ....................................       108,451
    180 eAccess, Ltd. ............................................       124,993
     73 East Japan Railway Co. ...................................       357,658
 10,800 Fanuc, Ltd. ..............................................       765,365
 88,300 Fujitsu, Ltd. ............................................       491,498
  5,000 Hisamitsu Pharmaceutical Co., Inc. .......................       131,783
  6,500 Hoya Corp ................................................       802,195
 42,000 Joyo Bank, Ltd. ..........................................       203,308
  5,000 JSR Corp. ................................................        99,120
  7,700 Leopalace21 Corp. ........................................       125,739
     77 Mitsubishi Tokyo Financial Group, Inc. ...................       647,170
 13,000 Murata Manufacturing Co., Ltd. ...........................       629,464
 52,400 Nomura Holdings, Inc. ....................................       621,314
    307 NTT DoCoMo, Inc. .........................................       475,572
 11,700 OSG Corp. ................................................       152,110
  3,700 Rinnai Corp. .............................................        89,069
 13,000 Sanyo Shokai, Ltd. .......................................        76,482
  2,400 Secom Techno Service Co., Ltd. ...........................        81,222
  6,000 Shin-Etsu Chemical Co., Ltd. .............................       227,582
 74,000 Shinsei Bank, Ltd. .......................................       397,958
 19,200 Sony Corp. ...............................................       627,959
 61,000 Sumitomo Trust & Banking Co., Ltd. .......................       376,379
 14,000 Suruga Bank, Ltd. ........................................       110,966
 16,100 Takeda Pharmaceutical Co., Ltd. ..........................       824,343
166,000 Tokyo Gas Co., Ltd. ......................................       604,648
 34,100 Toyota Motor Corp. .......................................     1,294,058
  1,500 USS Co., Ltd. ............................................       100,197
     30 Yoshinoya D&C Co., Ltd. ..................................        44,028
                                                                     -----------
                                                                      11,514,383
                                                                     -----------
        LUXEMBOURG - 0.19%
 10,600 Stolt Offshore S.A. * ....................................       122,077
                                                                     -----------
        MEXICO - 0.88%
 23,900 America Telecom, S.A. de C.V., Series A1 * ...............        84,511
  2,170 Fomento Economico Mexicano S.A. de C.V., ADR .............       141,050
  2,000 Grupo Televisa S.A., ADR .................................       131,940
 18,600 Kimberly-Clark de Mexico, S.A. de C.V., Class A ..........        67,332
  2,200 Telefonos de Mexico S.A. de C.V., ADR ....................        42,394
 18,500 Urbi Desarrollos Urbanos S.A. de C.V. * ..................       115,368
                                                                     -----------
                                                                         582,595
                                                                     -----------
        MOROCCO - 0.13%
  8,500 Maroc Telecom ............................................   $    82,946
                                                                     -----------
        NETHERLANDS - 2.01%
  2,740 Boskalis Westminster .....................................       109,532
  6,592 Fugro N.V. ...............................................       178,634
 17,621 Heineken N.V. ............................................       560,321
  3,273 Hunter Douglas N.V. * ....................................       165,218
  2,800 Imtech N.V ...............................................       101,455
  1,082 SBM Offshore N.V. ........................................        78,983
  4,678 United Services Group N.V. ...............................       132,308
                                                                     -----------
                                                                       1,326,451
                                                                     -----------
        NORWAY - 1.20%
  5,500 Ekornes ASA ..............................................       104,823
 26,100 Statoil ASA ..............................................       563,974
 10,600 Tandberg ASA .............................................       120,143
                                                                     -----------
                                                                         788,940
                                                                     -----------
        PERU - 0.15%
  4,500 Credicorp, Ltd. ..........................................        96,165
                                                                     -----------
        PHILIPPINES - 0.12%
  2,600 Philippine Long Distance Telephone, ADR ..................        75,582
                                                                     -----------
        RUSSIA - 0.71%
  4,600 AFK Sistema, GDR (C) .....................................        81,512
  4,820 LUKOIL, ADR ..............................................       198,825
  4,500 Mobile Telesystems OJSC, ADR .............................       159,570
  1,500 Wimm-Bill-Dann Foods OJSC, ADR * .........................        25,350
                                                                     -----------
                                                                         465,257
                                                                     -----------
        SINGAPORE - 0.90%
 76,800 Oversea-Chinese Banking Corp. ............................       595,902
                                                                     -----------
        SOUTH AFRICA - 1.40%
 27,000 Edgars Consolidated Stores, Ltd. .........................       131,216
  2,050 Impala Platinum Holdings, Ltd. ...........................       189,638
 10,700 Kumba Resources, Ltd. ....................................       113,839
 33,600 Murray & Roberts Holdings, Lt.d ..........................        75,693
 68,400 Old Mutual PLC ...........................................       156,610
 31,300 Sanlam, Ltd. .............................................        58,896
 78,196 Steinhoff International Holdings, Ltd. ...................       197,762
                                                                     -----------
                                                                         923,654
                                                                     -----------
        SOUTH KOREA - 3.35%
  2,500 GS Engineering & Construction Corp. ......................        94,898
    850 Hite Brewery Co., Ltd. ...................................        87,346
  1,900 Hyundai Motor Co. ........................................       131,946
  6,400 Kangwon Land, Inc. .......................................       102,124
  6,286 Kookmin Bank .............................................       333,107
  4,340 KT Corp., ADR ............................................        96,088
  2,000 LG Chem, Ltd. ............................................        74,001
  1,900 LG Electronics, Inc. .....................................       122,766
  3,000 LG Household & Health Care, Ltd. .........................       143,599
  6,100 LG.Philips LCD Co., Ltd., ADR * ..........................       140,422
    440 POSCO ....................................................        88,082
    500 POSCO, ADR ...............................................        24,950
    100 Samsung Electronics Co., Ltd., GDR .......................        27,530
  1,619 Samsung Electronics Co., Ltd., GDR (C) ...................       446,439

              See accompanying Notes to Portfolios of Investments.

                                                (MEMBERS MUTUAL FUNDS (TM) LOGO)

QUARTERLY HOLDINGS REPORT JULY 31, 2005

                                                                        Value
Shares                                                                 (Note 1)
------                                                               -----------
COMMON STOCKS (CONTINUED)
        SOUTH KOREA (CONTINUED)
  1,374 Samsung Fire & Marine Insurance Co., Ltd. ................   $   124,401
    720 Samsung SDI Co., Ltd. ....................................        71,742
  2,000 SK Corp. .................................................        98,559
                                                                     -----------
                                                                       2,208,000
                                                                     -----------
        SPAIN - 0.77%
  4,000 Abengoa, S.A .............................................        51,906
  7,300 Corp. Mapfre S.A .........................................       121,900
  8,600 Indra Sistemas, S.A ......................................       170,852
  6,900 Prosegur Cia de Seguridad S.A. ...........................       161,213
                                                                     -----------
                                                                         505,871
                                                                     -----------
        SWEDEN - 0.60%
  5,060 Elekta AB * ..............................................       238,122
  7,200 Getinge AB ...............................................        95,829
  5,100 Swedish Match AB .........................................        63,749
                                                                     -----------
                                                                         397,700
                                                                     -----------
        SWITZERLAND - 7.45%
 13,900 Compagnie Financiere Richemont AG, Class A ...............       489,251
 28,370 Credit Suisse Group ......................................     1,186,388
    320 Edipresse S.A. ...........................................       164,062
    100 Geberit AG ...............................................        67,261
  4,500 Nestle S.A. ..............................................     1,234,610
 27,000 Novartis AG ..............................................     1,313,048
  2,600 Zurich Financial Services AG * ...........................       461,359
                                                                     -----------
                                                                       4,915,979
                                                                     -----------
        TAIWAN - 1.04%
 43,624 Advantech Co., Ltd. ......................................       114,380
 65,122 Chinatrust Financial Holding Co. .........................        68,931
  7,862 Delta Electronics, Inc., GDR (C) .........................        68,359
 41,000 Delta Electronics, Inc. ..................................        71,381
 91,000 Fubon Financial Holding Co., Ltd. ........................        89,201
 32,197 HON HAI Precision Industry ...............................       180,796
 55,649 Taiwan Semiconductor Manufacturing Co.,Ltd. ..............        92,868
                                                                     -----------
                                                                         685,916
                                                                     -----------
        THAILAND - 0.10%
100,100 Thai Union Frozen Products Public Co., Ltd. ..............        68,380
                                                                     -----------
        TURKEY - 0.46%
 32,725 Akbank T.A.S. ............................................       180,479
  8,805 Turkcell Iletisim Hizmet A.S., ADR .......................       121,157
                                                                     -----------
                                                                         301,636
                                                                     -----------
        UNITED KINGDOM - 19.23%
113,800 Barclays PLC .............................................     1,112,267
 83,700 BP PLC ...................................................       922,484
 52,200 Brit Insurance Holdings PLC ..............................        81,534
  7,249 Bunzl PLC ................................................        66,513
 69,200 Cadbury Schweppes PLC ....................................       665,680
  6,700 Carpetright PLC ..........................................       113,625
 15,475 Cattles PLC ..............................................        80,930
 92,200 Cobham PLC ...............................................       232,759
 81,300 Diageo PLC ...............................................     1,121,582
  7,900 Enterprise Inns PLC ......................................       113,400
  4,660 Filtrona PLC * ...........................................        18,876
 32,100 GlaxoSmithKline PLC ......................................       755,990
 17,400 Halfords Group PLC .......................................   $    94,571
 50,330 HSBC Holdings PLC ........................................       816,357
 21,700 Imperial Tobacco Group PLC ...............................       557,303
 12,300 Intertek Group PLC .......................................       153,965
  5,339 Man Group PLC ............................................       152,414
103,000 Marks and Spencer Group PLC ..............................       647,324
 50,100 National Grid Transco PLC * ..............................       460,658
  9,300 Northgate PLC ............................................       160,582
  8,300 Premier Oil PLC * ........................................       105,031
 59,800 Prudential PLC ...........................................       562,626
 66,231 Regus Group PLC * ........................................       119,708
 42,700 Royal Bank of Scotland Group PLC .........................     1,269,908
 35,500 Royal Dutch Shell PLC, Class A ...........................     1,091,950
  8,600 Signet Group PLC, ADR ....................................       177,504
  9,500 Trinity Mirror PLC .......................................       101,981
 73,200 Unilever PLC .............................................       707,294
 11,900 William Hill PLC .........................................       120,452
 12,700 Wimpey George PLC ........................................        94,998
                                                                     -----------
                                                                      12,680,266
                                                                     -----------
        VENEZUELA - 0.12%
  4,734 Cia Anonima Nacional Telefonos de
        Venezuela - CANTV, ADR ...................................        79,010
                                                                     -----------
        TOTAL COMMON STOCKS ......................................    62,149,429
                                                                     -----------
        (Cost $50,967,260)

COMMON STOCK UNITS - 0.43%
        BRAZIL - 0.17%
  3,300 All America Latina Logistica S.A. ........................       114,008
                                                                     -----------
        IRELAND - 0.26%
 15,200 Grafton Group PLC * ......................................       173,138
                                                                     -----------
        TOTAL COMMON STOCK UNITS .................................       287,146
                                                                     -----------
        (Cost $241,378)

PREFERRED STOCKS - 1.95%
        BRAZIL - 1.15%
316,600 Caemi Mineracao e Metalurgica S.A. .......................       340,730
  4,900 Cia de Bebidas das Americas, ADR .........................       152,439
  6,800 Telemar Norte Leste S.A. .................................       153,769
  6,200 Usinas Siderurgicas de Minas Gerais S.A. .................       111,044
                                                                     -----------
                                                                         757,982
                                                                     -----------
        GERMANY - 0.80%
    669 Porsche AG ...............................................       529,254
                                                                     -----------
        TOTAL PREFERRED STOCKS ...................................     1,287,236
                                                                     -----------
        (Cost $723,923)

WARRANTS AND RIGHTS - 0.00%
        JAPAN - 0.00%
    240 Belluna Co., Ltd. (L) * ..................................             0
                                                                     -----------
        TOTAL WARRANTS AND RIGHTS ................................             0
                                                                     -----------
        (Cost $227)

              See accompanying Notes to Portfolios of Investments.

(MEMBERS MUTUAL FUNDS (TM) LOGO)

                                         QUARTERLY HOLDINGS REPORT JULY 31, 2005

 INTERNATIONAL STOCK FUND -- PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED) 29


                                                                        Value
Par Value                                                              (Note 1)
---------                                                            -----------
CERTIFICATE OF DEPOSIT - 2.88%
$1,900,472 State Street Eurodollar ...............................   $ 1,900,472
                                                                     -----------
        TOTAL CERTIFICATE OF DEPOSIT .............................     1,900,472
                                                                     -----------
        (Cost $1,900,472)
TOTAL INVESTMENTS - 99.49% .......................................    65,624,283
(Cost $53,833,260**)
                                                                     -----------
NET OTHER ASSETS AND LIABILITIES - 0.51% .........................       333,960
                                                                     -----------
TOTAL NET ASSETS - 100.00% .......................................   $65,958,243
                                                                     ===========

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $53,876,203.

(C) Security sold within the terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(L) Security valued at fair value using methods determined in good faith by and under the general supervision of the Board of Trustees (see note 1).

ADR  American Depository Receipt.

GDR  Global Depository Receipt.

PLC  Public Limited Company.

OTHER INFORMATION:

                                                                 % of Net Assets
                                                                 ---------------
Industry Concentration as a Percentage of Net Assets
   Banks .....................................................        14.6%
   Oil & Gas .................................................        11.1%
   Food & Beverages ..........................................         8.2%
   Drugs & Health Care .......................................         7.2%
   Telecommunications ........................................         6.8%
   Communication Services ....................................         6.3%
   Electronics ...............................................         5.1%
   Automobiles ...............................................         4.7%
   Retail ....................................................         3.7%
   Net Other Assets less Liabilities .........................         3.4%
   Insurance .................................................         3.3%
   Financial Services ........................................         3.1%
   Manufacturing .............................................         2.7%
   Mining ....................................................         2.0%
   Computers & Business Equipment ............................         1.5%
   Industrial Machinery ......................................         1.5%
   Electric Utilities ........................................         1.4%
   Tobacco ...................................................         1.2%
   Electrical Equipment ......................................         1.1%
   Building Construction .....................................         1.0%
   Leisure Time ..............................................         1.0%
   Business Services .........................................         0.9%
   Household Appliances & Home Furnishings ...................         0.8%
   Railroads & Equipment .....................................         0.8%
   Apparel & Textiles ........................................         0.7%
   Chemicals .................................................         0.7%
   Real Estate ...............................................         0.6%
   Auto Parts ................................................         0.5%
   Computer Software/Services ................................         0.5%
   Construction & Mining Equipment ...........................         0.5%
   Aerospace .................................................         0.4%
   Construction Materials ....................................         0.3%
   Publishing ................................................         0.3%
   Transportation ............................................         0.3%
   Turnpikes & Toll Roads ....................................         0.3%
   Commercial/Consumer Services ..............................         0.2%
   Conglomerates .............................................         0.2%
   Household Products ........................................         0.2%
   Hotels & Restaurants ......................................         0.2%
   Internet ..................................................         0.2%
   Machinery/Equipment .......................................         0.2%
   Cosmetics & Toiletries ....................................         0.1%
   Paper .....................................................         0.1%
   School ....................................................         0.1%
   Diversified ...............................................         0.0%*
   Plastics ..................................................         0.0%*
                                                                     -----
                                                                     100.0%
                                                                     =====

*    Rounds to 0.0%

              See accompanying Notes to Portfolios of Investments.

                                                (MEMBERS MUTUAL FUNDS (TM) LOGO)

QUARTERLY HOLDINGS REPORT JULY 31, 2005

30                NOTES TO PORTOLIO OF INVESTMENTS (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements.

PORTFOLIO VALUATION: Securities and other investments are valued as follows:
Equity securities listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price). If no sale occurs,
(a) equities traded on a U.S. exchange or on NASDAQ are valued at the mean between the closing bid and closing asked and (b) equity securities traded on a foreign exchange are valued at the official bid price. Debt securities purchased with a remaining maturity of 61 days or more are valued by a pricing service selected by the Trust or on the basis of dealer-supplied quotations. Short-term instruments having maturities of 60 days or less and all securities in the Cash Reserves Fund are valued on an amortized cost basis.

Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the mean between the last bid and asked prices. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange on which the contracts are primarily traded. The Trust's Securities Valuation Committee (the "Committee") shall estimate the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary. Forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts.

The value of all assets and liabilities denominated in foreign currencies will be converted into U.S. dollar values at the noon (Eastern Standard Time) Reuters spot rate.

All other securities for which either quotations are not readily available, no other sales have occurred, or do not, in MEMBERS Capital Advisors' (the "Investment Advisor") opinion, reflect the current market value are appraised at their fair values as determined in good faith by the Investment Advisor, under the general supervision of the Board of Trustees.

A fund's investments will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the fund's share price is calculated. Significant events may include, but are not limited to the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: index options and futures traded subsequent to the close; ADRs, GDRs or other related receipts; currency spot or forward markets that trade after pricing of foreign exchange; other derivative securities traded after the close such as WEBs and SPDRs; and alternative market quotes on the affected securities. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Funds.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Interest income is recorded on the accrual basis. Dividend income is recorded on ex-dividend date. Amortization and accretion are recorded on the effective yield method.

REPURCHASE AGREEMENTS: Each fund may engage in repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Funds will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities.

              See accompanying Notes to Portfolios of Investments.

(MEMBERS MUTUAL FUNDS (TM) LOGO)

                                         QUARTERLY HOLDINGS REPORT JULY 31, 2005

            NOTES TO PORTOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)          31


The Trust has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Trust's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a fund could experience delays in liquidating the underlying securities during the period in which the fund seeks to enforce its rights thereto, possible subnormal levels of income, declines in value of the underlying securities, or lack of access to income during this period and the expense of enforcing its rights.

FOREIGN CURRENCY TRANSACTIONS: The books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e. market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange.

The High-Income Fund, Mid-Cap Fund, Multi-Cap Growth Fund, and International Stock Fund report certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: The Funds (other than Cash Reserves) may purchase and sell forward foreign currency exchange contracts for defensive or hedging purposes when the fund's Investment Advisor, or Subadvisor, anticipate that the foreign currency will appreciate or depreciate in value. When entering into forward currency exchange contracts, the Funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily. The Funds' net assets reflect unrealized gains or losses on the contracts as measured by the difference between the forward foreign currency exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. The Funds realize a gain or a loss at the time the forward foreign currency exchange contracts are settled or closed out with an offsetting contract. At the period ended July 31, 2005, none of the funds had open forward foreign currency exchange contracts.

If a fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the fund will be required to place cash or liquid high grade debt securities in a segregated account with the fund's custodian in an amount equal to the value of the fund's total assets committed to the consummation of the forward contract. If the value of the securities in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of the fund's commitment with respect to the contract.

FUTURES CONTRACTS: The Funds (other than Cash Reserves) may purchase and sell futures contracts and purchase and write options on futures contracts. The Funds will engage in futures contracts or related options transactions to hedge certain market positions. Upon entering into a futures contract, the fund is required to pledge to the broker an amount of cash, U.S. Government securities or other assets, equal to a certain percentage of the contract (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the fund each day, depending on the daily fluctuations in the fair value of the futures contract. When a fund enters into a futures contract, the fund segregates in cash or liquid securities, of any type or maturity, equal in value to the fund's commitment. The fund recognizes a gain or loss equal to the daily change in the value of the futures contracts. Should market conditions move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

DELAYED DELIVERY SECURITIES: Each fund may purchase securities on a when-issued or delayed delivery basis. "When-issued" refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement, and often more than a month or more after the purchase. When a fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the fund segregates in cash or liquid securities, of any type or maturity, equal in value to the fund's commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. For the period ended July 31, 2005, only the High Income Fund entered into such transactions, the market values of which are identified in the fund's Portfolio of Investments.

                                                (MEMBERS MUTUAL FUNDS (TM) LOGO)

QUARTERLY HOLDINGS REPORT JULY 31, 2005

32          NOTES TO PORTOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)


2. FOREIGN SECURITIES

Each fund may invest in foreign securities, although only the Multi-Cap Growth Fund and International Stock Fund anticipate having significant investments in such securities; however, the Cash Reserves Fund is limited to U.S. dollar-denominated foreign money market securities.

Foreign securities refer to securities that are: (1) issued by companies organized outside the U.S. or whose principal operations are outside the U.S.,
(2) issued by foreign governments or their agencies or instrumentalities, (3) principally traded outside the U.S., or (4) quoted or denominated in a foreign currency. Foreign securities include ADRs, EDRs, GDRs, SDRs and foreign money market securities. Dollar-denominated securities that are part of the Merrill Lynch U.S. Domestic Master Index are not considered foreign securities.

3. SECURITIES LENDING

The Funds (other then Cash Reserves) entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the Funds may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are collateralized at all times by cash or other liquid assets at least equal to 102% of the value of the securities, which is determined on a daily basis. At July 31, 2005, cash collateral received for funds engaged in securities lending was invested in the State Street Navigator Securities Lending Prime Portfolio. The value of all collateral is included within the Portfolio of Investments.

The value of securities on loan at July 31, 2005 is as follows:

FUND                VALUE OF SECURITIES ON LOAN           FUND           VALUE OF SECURITIES ON LOAN
----                ---------------------------   --------------------   ---------------------------
Bond                        $16,541,579           Capital Appreciation            $4,901,697
High Income                  10,227,038           Mid-Cap                          7,345,448
Balanced                     20,519,674           Multi-Cap Growth                 5,082,368
Growth and Income             3,814,414

The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral.

5. TAX INFORMATION

At July 31, 2005, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis for each fund were as follows:

FUND                   APPRECIATION   DEPRECIATION       NET
----                   ------------   ------------   -----------
Bond                    $ 1,856,185    $  654,461    $ 1,201,724
High Income               2,141,602       447,694      1,693,908
Balanced                 27,311,015     7,633,347     19,677,668
Growth and Income        33,324,011     6,543,216     26,780,795
Capital Appreciation     26,350,550     7,871,306     18,479,244
Mid-Cap                  16,484,612     1,543,937     14,940,675
Multi-Cap Growth          6,836,987       475,884      6,361,103
International Stock      12,556,641       808,561     11,748,080

The differences between cost amounts for book purposes and tax purposes are primarily due to deferred losses.

6. CONCENTRATION OF RISK

Investing in certain financial instruments, including forward foreign currency contracts and futures contracts, involves risk other than that reflected in the Statements of Assets and Liabilities. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statement volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The High Income Fund, Multi-Cap Growth Fund and International Stock Fund enter into these contracts primarily to protect these funds from adverse currency movements.

(MEMBERS MUTUAL FUNDS (TM) LOGO)

                                         QUARTERLY HOLDINGS REPORT JULY 31, 2005

           NOTES TO PORTOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)           33


Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The Fund generally invests at least 80% of its assets in high yield securities.

                          OTHER INFORMATION (UNAUDITED)

PROXY VOTING POLICIES, PROCEDURES AND RECORDS

A description of the policies and procedures used by the Funds to vote proxies related to portfolio securities is available to shareholders at no cost on the Funds' website at www.membersfunds.com or by calling 1-800-877-6089. The proxy voting records for the Funds for the most recent twelve-month period ended June 30 are available to shareholders at no cost on the Funds' website at www.membersfunds.com and on the SEC's website at www.sec.gov.

ANNUAL AND SEMIANNUAL REPORTS

The Funds' annual and semiannal reports provide additional information about the Funds' investments. The reports contain a discussion of the market conditions and investment strategies that significantly affect each fund's performance during the last fiscal year (other than the Cash Reserves Fund), and financial statements for the Funds. The reports are available to shareholders at no cost on the Funds' website at www.membersfunds.com or the SEC's website at www.see.gov, or by calling 1-800-877-6089.

                                                (MEMBERS MUTUAL FUNDS (TM) LOGO)

QUARTERLY HOLDINGS REPORT JULY 31, 2005

ITEM 2. CONTROLS AND PROCEDURES

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MEMBERS MUTUAL FUNDS


BY: /s/ Lawrence R. Halverson
    --------------------------------
    Lawrence R. Halverson
    President

DATE: 9/22/05

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


BY: /s/ Lawrence R. Halverson
    --------------------------------
    Lawrence R. Halverson
    President, MEMBERS Mutual Funds

DATE: 9/22/05


BY: /s/ Mary E. Hoffmann
    --------------------------------
    Mary E. Hoffmann
    Treasurer, MEMBERS Mutual Funds

DATE: 9/23/05